Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
As of March 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Communication Services (3.9%)
*	ROBLOX Corp. Class A	8,374,174	488,131
*	Trade Desk Inc. Class A	6,915,080	378,393
*	Liberty Media Corp.-Liberty Formula One Class C	3,489,048	314,049
*	Pinterest Inc. Class A	9,149,326	283,629
*	Reddit Inc. Class A	1,641,808	172,226
*	Liberty Broadband Corp. Class C	1,773,118	150,804
*	Snap Inc. Class A	16,644,728	144,976
*	Roku Inc.	1,973,338	139,002
	New York Times Co. Class A	2,511,435	124,567
*	Frontier Communications Parent Inc.	3,409,080	122,250
	Nexstar Media Group Inc. Class A	447,016	80,114
[1]	Sirius XM Holdings Inc.	3,388,102	76,385
	Warner Music Group Corp. Class A	2,223,822	69,717
*	Lumen Technologies Inc.	15,606,926	61,179
	Telephone & Data Systems Inc.	1,489,248	57,693
*,1	AST SpaceMobile Inc. Class A	2,466,925	56,098
*	Madison Square Garden Sports Corp.	260,250	50,676
*	IAC Inc.	1,079,239	49,580
*	Liberty Media Corp.-Liberty Live Class C	721,494	49,163
*	EchoStar Corp. Class A	1,853,390	47,410
	Iridium Communications Inc.	1,683,330	45,989
	TEGNA Inc.	2,494,885	45,457
	Cinemark Holdings Inc.	1,661,679	41,359
*	ZoomInfo Technologies Inc. Class A	4,130,650	41,306
	Cogent Communications Holdings Inc.	656,214	40,232
*	Cargurus Inc. Class A	1,362,943	39,703
*	Yelp Inc. Class A	996,905	36,915
*	Liberty Global Ltd. Class C	3,057,273	36,596
	John Wiley & Sons Inc. Class A	652,043	29,055
*,1	Trump Media & Technology Group Corp.	1,423,473	27,815
*	Ziff Davis Inc.	665,494	25,009
*	TripAdvisor Inc.	1,721,169	24,389
*	Liberty Media Corp.-Liberty Formula One Class A	291,882	23,780
*	Magnite Inc.	1,945,899	22,203
*	Liberty Global Ltd. Class A	1,907,467	21,955
*	Madison Square Garden Entertainment Corp. Class A	618,181	20,239
*	Liberty Media Corp.-Liberty Live Class A	294,661	19,813
	Cable One Inc.	71,473	18,995
*	Atlanta Braves Holdings Inc. Class C	462,392	18,500
*	Liberty Broadband Corp. Class A	205,953	17,506
*	AMC Entertainment Holdings Inc. Class A	5,876,128	16,864
	IDT Corp. Class B	326,390	16,747
*	Globalstar Inc.	792,415	16,530
*	QuinStreet Inc.	881,537	15,727
*	fuboTV Inc.	5,205,517	15,200
*	United States Cellular Corp.	211,946	14,656
*	Sphere Entertainment Co.	427,737	13,996
*	Lions Gate Entertainment Corp. Class B	1,722,848	13,645
*,1	Rumble Inc.	1,853,187	13,102
*	Vimeo Inc.	2,441,876	12,844
*,1	Atlanta Braves Holdings Inc. Class A	257,325	11,289
*	EverQuote Inc. Class A	420,949	11,025
*	Anterix Inc.	292,114	10,691
*	Cars.com Inc.	939,441	10,587
*	Altice USA Inc. Class A	3,867,263	10,287
*	Liberty Latin America Ltd. Class C	1,599,761	9,935
*	Lions Gate Entertainment Corp. Class A	1,110,566	9,829
*	Stagwell Inc. Class A	1,569,001	9,492
	Sinclair Inc.	594,355	9,468
*	Integral Ad Science Holding Corp.	1,139,184	9,182
	Shenandoah Telecommunications Co.	720,004	9,050
*	National CineMedia Inc.	1,485,771	8,677

		Shares	Market Value ($000)
*,1	Gogo Inc.	912,400	7,865
*	Thryv Holdings Inc.	599,242	7,676
	Scholastic Corp.	386,439	7,296
	Shutterstock Inc.	373,176	6,952
*	ZipRecruiter Inc. Class A	1,177,957	6,938
*	Grindr Inc.	369,371	6,612
	Marcus Corp.	384,108	6,411
*	TechTarget Inc.	427,749	6,335
*	Liberty Latin America Ltd. Class A	985,316	6,237
*	Clear Channel Outdoor Holdings Inc.	5,301,334	5,884
*	PubMatic Inc. Class A	636,488	5,817
*	Bumble Inc. Class A	1,334,677	5,792
	Gray Media Inc.	1,339,800	5,788
*	Bandwidth Inc. Class A	419,167	5,491
*	Gannett Co. Inc.	1,886,013	5,451
	Spok Holdings Inc.	318,385	5,234
*	Nextdoor Holdings Inc.	3,313,423	5,070
*	Boston Omaha Corp. Class A	335,432	4,891
*	MediaAlpha Inc. Class A	525,984	4,860
*	Ibotta Inc. Class A	105,135	4,437
*,1	Vivid Seats Inc. Class A	1,471,066	4,354
	Playtika Holding Corp.	814,378	4,210
*	Reservoir Media Inc.	546,834	4,172
*,1	Lionsgate Studios Corp.	524,201	3,916
*	WideOpenWest Inc.	773,783	3,830
*	AMC Networks Inc. Class A	490,644	3,376
	ATN International Inc.	163,301	3,317
*	EW Scripps Co. Class A	934,720	2,767
*	iHeartMedia Inc. Class A	1,672,096	2,759
*	Eventbrite Inc. Class A	1,149,641	2,426
*	Playstudios Inc.	1,760,344	2,236
*	Outbrain Inc.	507,226	1,892
*	Angi Inc. Class A	120,420	1,856
	Entravision Communications Corp. Class A	870,300	1,828
*	TrueCar Inc.	1,135,774	1,795
*,1	Webtoon Entertainment Inc.	230,609	1,769
	Townsquare Media Inc. Class A	179,639	1,462
*	Travelzoo	106,066	1,446
*	Cardlytics Inc.	776,564	1,413
*,1	Advantage Solutions Inc.	888,883	1,342
[1]	Emerald Holding Inc.	331,961	1,305
*,1	Getty Images Holdings Inc.	715,974	1,239
	CuriosityStream Inc.	398,109	1,067
*,1	PSQ Holdings Inc. Class A	441,935	1,012
*,1	Skillz Inc. Class A	202,677	912
	Saga Communications Inc. Class A	69,605	868
*,1	Golden Matrix Group Inc.	404,283	796
*	DHI Group Inc.	571,362	794
*	LiveOne Inc.	1,136,403	794
*	Gaia Inc. Class A	194,787	750
*	Lee Enterprises Inc.	69,387	720
*	Marchex Inc. Class B	401,245	654
*,1,2	NII Holdings Inc.	1,297,367	649
*	BuzzFeed Inc. Class A	236,564	504
*	Cineverse Corp. Class A	154,936	490
*	Harte Hanks Inc.	101,383	487
*	IZEA Worldwide Inc.	196,466	413
*	Zedge Inc. Class B	160,996	375
*	Arena Group Holdings Inc.	213,766	370
*	Reading International Inc. Class A	253,566	352
*	comScore Inc.	49,239	338
*,1	SurgePays Inc.	147,196	305
*	Kartoon Studios Inc.	445,651	277
*,1	Mega Matrix Inc. Class A	396,268	259
*	Fluent Inc.	106,592	232
*	KORE Group Holdings Inc.	90,075	222
*	SPAR Group Inc.	164,482	217
*	DallasNews Corp.	40,189	183
*	Intelligent Protection Management Corp.	99,785	174
*	Urban One Inc. Class A	109,006	157

		Shares	Market Value ($000)
*	Creative Realities Inc.	67,377	131
*,1	System1 Inc.	292,042	111
*	Stran & Co. Inc.	106,525	105
*	Cumulus Media Inc. Class A	227,161	100
*,1	LQR House Inc.	471,698	94
*	PodcastOne Inc.	45,954	74
*,1	Mediaco Holding Inc. Class A	47,441	54
*	Giftify Inc.	25,596	51
*	Dolphin Entertainment Inc.	45,077	46
*	NextPlat Corp.	40,418	34
*,1	Direct Digital Holdings Inc. Class A	45,658	29
*	Society Pass Inc.	27,012	24
*	GameSquare Holdings Inc.	39,413	23
*	Beasley Broadcast Group Inc. Class A	3,345	19
*,1	Reading International Inc. Class B	1,889	13
*,1	Hwh International Inc.	10,417	13
*	Motorsport Games Inc. Class A	10,638	11
*	Urban One Inc.	14,550	10
*	Snail Inc. Class A	11,787	10
*,1	Super League Enterprise Inc.	20,785	5
*	Moving Image Technologies Inc.	3,471	2
*,1	Asset Entities Inc. Class B	1,860	1
*,2	GCI Liberty Inc.	1,314,578	—
			3,972,759
Consumer Discretionary (10.7%)
*	Flutter Entertainment plc	2,740,775	607,219
*	Carvana Co.	1,817,600	380,024
*	DraftKings Inc. Class A	7,540,870	250,432
*	Burlington Stores Inc.	966,782	230,413
*	Duolingo Inc. Class A	583,392	181,167
	Dick's Sporting Goods Inc.	891,152	179,621
	Service Corp. International	2,220,550	178,088
	Somnigroup International Inc.	2,943,494	176,256
	Texas Roadhouse Inc. Class A	1,026,751	171,088
	Toll Brothers Inc.	1,533,322	161,903
	Aramark	4,080,721	140,866
*,1	Rivian Automotive Inc. Class A	11,265,453	140,255
*	GameStop Corp. Class A	6,261,097	139,748
*	TopBuild Corp.	450,043	137,241
*	Floor & Decor Holdings Inc. Class A	1,652,698	132,993
	Murphy USA Inc.	280,716	131,883
	Churchill Downs Inc.	1,130,561	125,571
*	Planet Fitness Inc. Class A	1,295,962	125,203
	Lithia Motors Inc. Class A	409,857	120,309
*	Light & Wonder Inc.	1,358,273	117,640
*	Skechers USA Inc. Class A	2,024,331	114,942
*	Bright Horizons Family Solutions Inc.	896,017	113,830
	H&R Block Inc.	2,060,171	113,124
*	Dutch Bros Inc. Class A	1,789,381	110,476
*	Ollie's Bargain Outlet Holdings Inc.	943,675	109,806
	Wyndham Hotels & Resorts Inc.	1,195,207	108,178
*	Cava Group Inc.	1,250,843	108,085
*	Brinker International Inc.	683,332	101,851
	Wingstop Inc.	449,021	101,290
	Bath & Body Works Inc.	3,333,110	101,060
*	Mattel Inc.	5,176,176	100,573
	Autoliv Inc.	1,102,412	97,508
	BorgWarner Inc.	3,355,509	96,135
*	Taylor Morrison Home Corp. Class A	1,583,687	95,085
	Vail Resorts Inc.	576,449	92,243
*	Crocs Inc.	862,046	91,549
*	Stride Inc.	657,958	83,232
*	Etsy Inc.	1,726,981	81,479
	Gentex Corp.	3,493,225	81,392
	Hyatt Hotels Corp. Class A	655,646	80,317
	VF Corp.	5,095,301	79,079
	Meritage Homes Corp.	1,109,806	78,663
*	Champion Homes Inc.	810,926	76,843
	Whirlpool Corp.	851,038	76,704

		Shares	Market Value ($000)
	Group 1 Automotive Inc.	199,616	76,243
*	Grand Canyon Education Inc.	440,429	76,203
*	Chewy Inc. Class A	2,249,872	73,143
	Lear Corp.	826,882	72,948
	Gap Inc.	3,420,735	70,501
*	Valvoline Inc.	1,950,216	67,887
	Boyd Gaming Corp.	1,025,470	67,507
*	Asbury Automotive Group Inc.	299,814	66,211
*	Cavco Industries Inc.	123,104	63,969
*	AutoNation Inc.	394,982	63,955
*	Five Below Inc.	845,013	63,313
	Thor Industries Inc.	817,858	62,002
*	Modine Manufacturing Co.	806,680	61,913
	KB Home	1,055,783	61,362
	Installed Building Products Inc.	355,575	60,967
*	Abercrombie & Fitch Co. Class A	777,220	59,356
*	Adtalem Global Education Inc.	571,226	57,488
	PVH Corp.	850,399	54,970
*	RH	232,557	54,514
	Brunswick Corp.	1,008,217	54,292
*	Shake Shack Inc. Class A	612,508	54,005
	Macy's Inc.	4,239,484	53,248
*	Boot Barn Holdings Inc.	474,526	50,978
	ADT Inc.	6,261,139	50,966
	Six Flags Entertainment Corp.	1,426,419	50,880
*	Dorman Products Inc.	414,741	49,993
	Graham Holdings Co. Class B	51,362	49,352
	Travel + Leisure Co.	1,058,365	48,992
	Kontoor Brands Inc.	759,101	48,681
	Academy Sports & Outdoors Inc.	1,067,065	48,669
*	Wayfair Inc. Class A	1,517,194	48,596
*	M/I Homes Inc.	421,747	48,155
*	Tri Pointe Homes Inc.	1,450,137	46,288
[1]	Choice Hotels International Inc.	343,030	45,548
*	Urban Outfitters Inc.	864,384	45,294
*	Frontdoor Inc.	1,176,045	45,184
	Harley-Davidson Inc.	1,779,308	44,928
*	Life Time Group Holdings Inc.	1,480,864	44,722
	Patrick Industries Inc.	521,097	44,064
*,1	Lucid Group Inc. Class A	17,927,702	43,385
*	YETI Holdings Inc.	1,290,169	42,705
*	Laureate Education Inc.	2,042,185	41,763
	Penske Automotive Group Inc.	289,914	41,742
*	Goodyear Tire & Rubber Co.	4,345,694	40,154
*	Sweetgreen Inc. Class A	1,587,321	39,715
	Newell Brands Inc.	6,362,262	39,446
	Signet Jewelers Ltd.	665,635	38,647
	Wendy's Co.	2,603,566	38,090
*	Penn Entertainment Inc.	2,327,143	37,956
	Columbia Sportswear Co.	489,482	37,049
*	Peloton Interactive Inc. Class A	5,821,738	36,793
	Nordstrom Inc.	1,497,079	36,604
*	Capri Holdings Ltd.	1,808,068	35,673
[1]	Cheesecake Factory Inc.	731,750	35,607
	Advance Auto Parts Inc.	907,421	35,580
*	Hilton Grand Vacations Inc.	941,287	35,214
	LCI Industries	395,245	34,556
	Red Rock Resorts Inc. Class A	769,430	33,370
*	Visteon Corp.	429,171	33,312
	Polaris Inc.	812,852	33,278
	Marriott Vacations Worldwide Corp.	498,037	31,994
	Strategic Education Inc.	378,220	31,755
*	Hanesbrands Inc.	5,486,038	31,654
	American Eagle Outfitters Inc.	2,720,855	31,616
	Steven Madden Ltd.	1,116,357	29,740
	Acushnet Holdings Corp.	422,977	29,042
*	Green Brick Partners Inc.	476,526	27,786
	Century Communities Inc.	411,521	27,613
	OneSpaWorld Holdings Ltd.	1,615,797	27,129
	Phinia Inc.	630,895	26,769

		Shares	Market Value ($000)
	Dana Inc.	1,958,491	26,107
*	Warby Parker Inc. Class A	1,394,101	25,414
*,1	QuantumScape Corp. Class A	5,910,829	24,589
	La-Z-Boy Inc.	626,976	24,508
	Levi Strauss & Co. Class A	1,537,186	23,965
	Perdoceo Education Corp.	927,314	23,350
	Carter's Inc.	561,762	22,976
*	Victoria's Secret & Co.	1,222,176	22,708
*,1	Mobileye Global Inc. Class A	1,556,237	22,402
*	Under Armour Inc. Class C	3,627,946	21,586
*	LGI Homes Inc.	323,086	21,476
	Papa John's International Inc.	508,941	20,907
*	United Parks & Resorts Inc.	446,253	20,287
*	Playa Hotels & Resorts NV	1,491,194	19,878
*	Sonos Inc.	1,812,798	19,343
	Upbound Group Inc.	795,936	19,071
*	Helen of Troy Ltd.	356,274	19,057
*	Everi Holdings Inc.	1,329,616	18,176
*	Foot Locker Inc.	1,282,398	18,082
	Buckle Inc.	461,329	17,678
*	Universal Technical Institute Inc.	677,004	17,385
	Wolverine World Wide Inc.	1,246,413	17,338
*	Sabre Corp.	6,009,661	16,887
	Leggett & Platt Inc.	2,115,010	16,730
*	Adient plc	1,297,671	16,688
[1]	Dillard's Inc. Class A	46,490	16,649
*	G-III Apparel Group Ltd.	601,510	16,451
	Garrett Motion Inc.	1,889,995	15,819
*	National Vision Holdings Inc.	1,232,483	15,751
	Monarch Casino & Resort Inc.	196,674	15,291
*	Fox Factory Holding Corp.	654,488	15,276
	Camping World Holdings Inc. Class A	937,073	15,143
*	Topgolf Callaway Brands Corp.	2,255,046	14,861
	Winnebago Industries Inc.	429,293	14,793
	Winmark Corp.	45,172	14,359
*	Sally Beauty Holdings Inc.	1,588,745	14,346
[1]	Kohl's Corp.	1,726,440	14,122
*	Rush Street Interactive Inc.	1,299,811	13,934
	Oxford Industries Inc.	231,275	13,569
[1]	Cracker Barrel Old Country Store Inc.	345,285	13,404
*	Coursera Inc.	1,957,049	13,034
*	Gentherm Inc.	486,689	13,014
	Sonic Automotive Inc. Class A	226,574	12,906
*	Revolve Group Inc. Class A	597,955	12,850
*	BJ's Restaurants Inc.	353,232	12,102
*	Mister Car Wash Inc.	1,452,604	11,461
*	Udemy Inc.	1,393,078	10,810
*	Portillo's Inc. Class A	896,629	10,661
*	First Watch Restaurant Group Inc.	639,410	10,646
*	XPEL Inc.	354,860	10,426
	Sturm Ruger & Co. Inc.	259,808	10,208
	Ethan Allen Interiors Inc.	361,186	10,005
*	Malibu Boats Inc. Class A	315,907	9,692
*	Global Business Travel Group I	1,330,836	9,662
*	Dream Finders Homes Inc. Class A	427,661	9,648
*	Figs Inc. Class A	2,025,954	9,299
*	Beazer Homes USA Inc.	447,393	9,122
*	Accel Entertainment Inc. Class A	879,149	8,721
*	Dave & Buster's Entertainment Inc.	495,236	8,701
	Bloomin' Brands Inc.	1,193,025	8,554
	Golden Entertainment Inc.	317,903	8,389
	Caleres Inc.	486,670	8,385
	Standard Motor Products Inc.	329,257	8,208
	Jack in the Box Inc.	300,565	8,172
*	Under Armour Inc. Class A	1,298,226	8,114
*	RealReal Inc.	1,468,486	7,915
*	Hovnanian Enterprises Inc. Class A	73,325	7,678
	Carriage Services Inc. Class A	197,723	7,662
*	American Axle & Manufacturing Holdings Inc.	1,813,608	7,381
*	PlayAGS Inc.	603,904	7,313

		Shares	Market Value ($000)
*	Lincoln Educational Services Corp.	459,967	7,300
*,1	Groupon Inc.	388,510	7,292
*	Arhaus Inc. Class A	835,589	7,270
	A-Mark Precious Metals Inc.	281,508	7,142
	Build-A-Bear Workshop Inc.	188,635	7,012
*	MarineMax Inc.	318,401	6,846
*	ODP Corp.	475,113	6,808
	Smith & Wesson Brands Inc.	720,778	6,718
	Monro Inc.	462,949	6,699
	Krispy Kreme Inc.	1,335,262	6,569
*	American Public Education Inc.	282,711	6,310
	Shoe Carnival Inc.	280,508	6,168
*,1	GigaCloud Technology Inc. Class A	424,516	6,028
	RCI Hospitality Holdings Inc.	135,111	5,802
*	America's Car-Mart Inc.	126,181	5,727
	Dine Brands Global Inc.	243,275	5,661
*	Lindblad Expeditions Holdings Inc.	583,450	5,409
*	Stitch Fix Inc. Class A	1,622,518	5,273
	Guess? Inc.	443,989	4,915
*,1	Kura Sushi USA Inc. Class A	91,223	4,671
*	Legacy Housing Corp.	179,982	4,539
	Arko Corp.	1,118,270	4,417
*	KinderCare Learning Cos. Inc.	378,596	4,388
*	EVgo Inc. Class A	1,610,602	4,284
	Haverty Furniture Cos. Inc.	215,842	4,256
*	Petco Health & Wellness Co. Inc. Class A	1,378,700	4,205
*	Lovesac Co.	226,055	4,110
[1]	Lucky Strike Entertainment Corp.	420,455	4,104
	Movado Group Inc.	241,731	4,042
*	Cooper-Standard Holdings Inc.	262,622	4,023
	Nathan's Famous Inc.	41,574	4,007
*	Funko Inc. Class A	576,851	3,957
	Cricut Inc. Class A	765,087	3,940
*	El Pollo Loco Holdings Inc.	375,459	3,867
*	Latham Group Inc.	595,560	3,829
*	Zumiez Inc.	254,158	3,784
	Weyco Group Inc.	118,314	3,606
*	Potbelly Corp.	376,420	3,580
*,1	Soho House & Co. Inc. Class A	577,296	3,568
*,1	Beyond Inc.	613,466	3,558
*	MasterCraft Boat Holdings Inc.	206,088	3,549
*	Genesco Inc.	165,979	3,524
*	Target Hospitality Corp.	513,624	3,380
*	Inspired Entertainment Inc.	390,783	3,337
	JAKKS Pacific Inc.	129,899	3,205
*	Xponential Fitness Inc. Class A	373,926	3,115
*,1	OneWater Marine Inc. Class A	191,967	3,106
*	ThredUp Inc. Class A	1,278,548	3,081
*	ContextLogic Inc. Class A	426,553	2,977
*	Denny's Corp.	789,486	2,897
*	Biglari Holdings Inc. Class B	13,279	2,875
*	Savers Value Village Inc.	405,636	2,799
*	Citi Trends Inc.	125,362	2,775
*	Smith Douglas Homes Corp. Class A	140,160	2,736
*	Motorcar Parts of America Inc.	287,241	2,729
*,1	Barnes & Noble Education Inc.	255,618	2,684
*	BARK Inc.	1,911,264	2,657
*,1	Solid Power Inc.	2,473,832	2,598
	Johnson Outdoors Inc. Class A	102,745	2,552
*,1	1-800-Flowers.com Inc. Class A	422,182	2,491
	Lakeland Industries Inc.	120,505	2,447
*,1	Serve Robotics Inc.	419,386	2,411
*	American Outdoor Brands Inc.	197,675	2,404
	J. Jill Inc.	118,028	2,305
*	Strattec Security Corp.	56,606	2,234
*,1	Luminar Technologies Inc. Class A	408,011	2,199
*	Leslie's Inc.	2,947,957	2,168
*	Sleep Number Corp.	340,808	2,161
*	European Wax Center Inc. Class A	522,347	2,063
*	Tile Shop Holdings Inc.	314,678	2,039

		Shares	Market Value ($000)
	Flexsteel Industries Inc.	54,815	2,001
*	Landsea Homes Corp.	307,637	1,975
	Escalade Inc.	127,326	1,948
*	Full House Resorts Inc.	464,696	1,942
*	Holley Inc.	744,597	1,914
	Hamilton Beach Brands Holding Co. Class A	98,126	1,907
	Bassett Furniture Industries Inc.	124,057	1,892
*	Stoneridge Inc.	398,986	1,831
	Rocky Brands Inc.	103,720	1,802
*	AMMO Inc.	1,303,598	1,799
*	Lands' End Inc.	174,736	1,779
*,1	Nerdy Inc.	1,234,262	1,753
	Superior Group of Cos. Inc.	158,702	1,736
	Hooker Furnishings Corp.	168,196	1,689
*,1	Children's Place Inc.	191,068	1,670
*	Traeger Inc.	983,332	1,652
	Clarus Corp.	405,613	1,521
*,1	Bally's Corp.	116,347	1,431
*	GoPro Inc. Class A	2,138,367	1,418
	Designer Brands Inc. Class A	385,771	1,408
	Marine Products Corp.	165,436	1,388
*,1	PetMed Express Inc.	308,394	1,292
*	iRobot Corp.	462,508	1,249
*	Destination XL Group Inc.	784,133	1,145
*	1stdibs.com Inc.	369,003	1,122
*,1	Faraday Future Intelligent Electric Inc. Class A	981,573	1,109
*	Universal Electronics Inc.	180,911	1,107
*	VOXX International Corp. Class A	145,462	1,091
*	PLBY Group Inc.	973,291	1,071
*	ONE Group Hospitality Inc.	350,236	1,047
*	QVC Group Inc.	5,168,848	1,039
*	GAN Ltd.	585,494	1,036
*	Chegg Inc.	1,607,387	1,027
*	Unifi Inc.	211,835	1,019
*	GrowGeneration Corp.	917,476	991
*,1	Torrid Holdings Inc.	168,747	925
*,1	RumbleON Inc. Class B	317,689	896
	Cato Corp. Class A	255,761	852
*,1	United Homes Group Inc. Class A	302,115	846
*	Red Robin Gourmet Burgers Inc.	236,833	843
*	Vera Bradley Inc.	363,887	819
	Lifetime Brands Inc.	159,241	785
*	Fossil Group Inc.	651,683	749
*	CarParts.com Inc.	748,942	749
*	Biglari Holdings Inc. Class A	675	743
*	Culp Inc.	147,833	739
*	Tilly's Inc. Class A	332,060	731
*	Superior Industries International Inc.	325,372	693
	Crown Crafts Inc.	184,550	672
*,1	Lazydays Holdings Inc.	2,054,125	666
*	Purple Innovation Inc. Class A	873,128	663
*	Century Casinos Inc.	390,057	659
*,1	WW International Inc.	1,181,338	617
*	Noodles & Co. Class A	539,074	588
*	Sportsman's Warehouse Holdings Inc.	542,914	540
*,1	Regis Corp.	29,172	529
*	Duluth Holdings Inc. Class B	296,363	516
*	Envela Corp.	79,294	494
*	Rave Restaurant Group Inc.	176,306	485
*	Vacasa Inc. Class A	89,502	482
*,1	Koss Corp.	98,202	464
*,1	Allbirds Inc. Class A	69,069	445
	Canterbury Park Holding Corp.	22,914	418
*	Grove Collaborative Holdings Class A	307,237	415
	Ark Restaurants Corp.	38,656	390
*	Sypris Solutions Inc.	191,121	308
	Big 5 Sporting Goods Corp.	317,636	307
*,1	Sonder Holdings Inc.	151,142	302
	AMCON Distributing Co.	2,188	257
*	Brilliant Earth Group Inc. Class A	149,812	237

		Shares	Market Value ($000)
*	Beachbody Co. Inc.	31,614	237
*,1	Kirkland's Inc.	180,002	227
*	GEN Restaurant Group Inc. Class A	39,916	220
	Flanigan's Enterprises Inc.	8,550	211
*,1	Twin Hospitality Group Inc.	26,110	178
*	Aterian Inc.	83,041	174
*	Good Times Restaurants Inc.	66,456	163
*,1	Rent the Runway Inc. Class A	35,400	158
*,1	Allurion Technologies Inc.	48,782	157
*	Live Ventures Inc.	20,027	153
*,1	Qurate Retail Group Inc. Class B	20,482	136
	Jerash Holdings US Inc.	38,436	131
*	Yunhong Green CTI Ltd.	121,102	122
*,1	Amesite Inc.	43,962	106
[1]	FAT Brands Inc. Class A	36,041	104
*,1	Inspirato Inc. Class A	23,796	99
*	Educational Development Corp.	64,779	89
*,1	aka Brands Holding Corp.	6,622	89
*,1	Yoshiharu Global Co. Class A	7,241	89
*,1	Vince Holding Corp.	45,481	87
*,1	Phoenix Motor Inc.	226,057	79
*,1	XWELL Inc.	74,690	76
*,1	Solo Brands Inc. Class A	417,333	70
*	Allied Gaming & Entertainment Inc.	65,064	66
*	Lulu's Fashion Lounge Holdings Inc.	132,135	53
*,1	Nxu Inc. Class A	19,586	52
	Tandy Leather Factory Inc.	17,314	50
*,1	Worksport Ltd.	14,589	47
*	Legacy Education Inc.	6,404	46
*,1	Lottery.com Inc.	49,364	44
*	Charles & Colvard Ltd.	44,411	43
*	Star Equity Holdings Inc.	18,655	42
*,1	Envirotech Vehicles Inc.	145,217	37
*,1	Hall of Fame Resort & Entertainment Co.	43,744	36
*	Xcel Brands Inc.	11,319	32
*,1	Connexa Sports Technologies In	37,645	31
*,1	AYRO Inc.	44,007	23
*,1	Emerson Radio Corp.	47,444	21
*,1	Twin Vee PowerCats Co.	60,192	20
*,1	Workhorse Group Inc.	10,469	19
*,1	Wag! Group Co.	88,471	14
	FAT Brands Inc. Class B	2,238	6
*	Kaival Brands Innovations Group Inc.	10,806	6
*,1	Nova Lifestyle Inc.	8,036	5
*	BT Brands Inc.	1,151	1
*	ECD Automotive Design Inc.	968	1
*,2	Amergent Hospitality Group Inc.	19,975	—
*,1	Greenlane Holdings Inc. Class A	973	—
*,1	Damon Inc.	11,605	—
*	Algorhythm Holdings Inc.	143	—
			10,809,140
Consumer Staples (3.3%)
	Casey's General Stores Inc.	571,583	248,090
*	Sprouts Farmers Market Inc.	1,539,019	234,916
*	US Foods Holding Corp.	3,547,091	232,193
*	BJ's Wholesale Club Holdings Inc.	2,033,812	232,058
*	Performance Food Group Co.	2,403,126	188,958
*	BellRing Brands Inc.	1,978,654	147,331
	Albertsons Cos. Inc. Class A	6,260,125	137,660
	Ingredion Inc.	992,326	134,172
	Coca-Cola Consolidated Inc.	90,766	122,534
	Primo Brands Corp. Class A	3,068,035	108,885
*	Maplebear Inc.	2,492,745	99,436
*	Celsius Holdings Inc.	2,421,829	86,266
*	Post Holdings Inc.	707,171	82,286
*	Darling Ingredients Inc.	2,445,140	76,386
*	Freshpet Inc.	745,901	62,037
	Flowers Foods Inc.	3,025,809	57,521
	Cal-Maine Foods Inc.	624,270	56,746

		Shares	Market Value ($000)
*,1	elf Beauty Inc.	867,823	54,491
	Lancaster Colony Corp.	295,178	51,656
	WD-40 Co.	209,825	51,197
*	Simply Good Foods Co.	1,417,643	48,894
*,1	Pilgrim's Pride Corp.	627,746	34,218
	PriceSmart Inc.	375,178	32,959
	J & J Snack Foods Corp.	243,000	32,008
*	Coty Inc. Class A	5,702,419	31,192
	Interparfums Inc.	273,754	31,172
*	Boston Beer Co. Inc. Class A	130,336	31,129
	Energizer Holdings Inc.	1,008,398	30,171
	Spectrum Brands Holdings Inc.	409,095	29,271
*	Chefs' Warehouse Inc.	536,880	29,238
*	United Natural Foods Inc.	938,124	25,695
	Edgewell Personal Care Co.	731,542	22,831
	Universal Corp.	387,540	21,722
	Andersons Inc.	498,146	21,385
*	Grocery Outlet Holding Corp.	1,512,989	21,152
[1]	WK Kellogg Co.	1,029,275	20,513
	Reynolds Consumer Products Inc.	836,745	19,965
	Weis Markets Inc.	245,861	18,944
*	TreeHouse Foods Inc.	688,779	18,659
*	Vita Coco Co. Inc.	606,450	18,588
*	Central Garden & Pet Co. Class A	556,620	18,218
	Turning Point Brands Inc.	280,899	16,697
	Fresh Del Monte Produce Inc.	530,794	16,364
	National Beverage Corp.	364,976	15,161
	Utz Brands Inc.	1,070,762	15,076
	Ingles Markets Inc. Class A	228,085	14,855
*	Vital Farms Inc.	475,666	14,494
*	Herbalife Ltd.	1,568,819	13,539
*	Central Garden & Pet Co.	350,896	12,864
	SpartanNash Co.	526,942	10,676
	Seaboard Corp.	3,768	10,163
	John B Sanfilippo & Son Inc.	137,163	9,719
	Tootsie Roll Industries Inc.	268,201	8,443
	B&G Foods Inc.	1,224,792	8,414
	Oil-Dri Corp. of America	157,668	7,240
*,1	SunOpta Inc.	1,450,602	7,050
*	Mission Produce Inc.	671,178	7,034
	Natural Grocers by Vitamin Cottage Inc.	168,692	6,781
	MGP Ingredients Inc.	224,118	6,585
	Calavo Growers Inc.	258,508	6,202
*	Hain Celestial Group Inc.	1,406,011	5,835
	Nu Skin Enterprises Inc. Class A	778,360	5,651
*	Honest Co. Inc.	1,127,193	5,298
*	USANA Health Sciences Inc.	179,353	4,837
*	Seneca Foods Corp. Class A	51,614	4,596
*,1	Westrock Coffee Co.	615,715	4,445
	Limoneira Co.	246,379	4,366
*,1	Beyond Meat Inc.	1,286,879	3,925
	Village Super Market Inc. Class A	102,748	3,905
*	Mama's Creations Inc.	544,204	3,543
*,1	Guardian Pharmacy Services Inc. Class A	159,794	3,397
*	HF Foods Group Inc.	542,367	2,658
	Alico Inc.	83,217	2,483
	Lifevantage Corp.	161,401	2,353
*	Olaplex Holdings Inc.	1,820,949	2,313
*	Nature's Sunshine Products Inc.	180,589	2,266
*	Medifast Inc.	162,005	2,184
*	Lifeway Foods Inc.	81,769	1,999
*	Zevia PBC Class A	787,602	1,701
*	Beauty Health Co.	1,266,061	1,697
*,1	BRC Inc. Class A	684,241	1,430
*	Seneca Foods Corp. Class B	13,998	1,271
*	Smithfield Foods Inc.	39,391	803
*,1	Ispire Technology Inc.	289,000	789
*	Laird Superfood Inc.	113,327	697
*	FitLife Brands Inc.	54,896	664
*	Farmer Bros Co.	295,818	657

		Shares	Market Value ($000)
	Natural Health Trends Corp.	111,509	564
	United-Guardian Inc.	52,417	471
*	Willamette Valley Vineyards Inc.	72,379	430
*	Barfresh Food Group Inc.	121,362	370
*,1	Coffee Holding Co. Inc.	84,587	300
*	Natural Alternatives International Inc.	75,454	260
*,1	Safety Shot Inc.	449,210	164
*,1	BranchOut Food Inc.	49,839	123
*,1	Reborn Coffee Inc.	33,056	122
*	Rocky Mountain Chocolate Factory Inc.	97,457	119
*,1	Local Bounti Corp.	53,924	111
*,1	AXIL Brands Inc.	14,939	75
*	Sadot Group Inc.	27,571	74
*	Mannatech Inc.	7,559	69
*,1	Flora Growth Corp.	88,780	54
*	S&W Seed Co.	7,417	54
*	Bridgford Foods Corp.	5,858	47
*,1	Arcadia Biosciences Inc.	14,038	40
*	Maison Solutions Inc. Class A	27,800	29
*	Nocera Inc.	27,467	27
*,1	Splash Beverage Group Inc.	7,529	11
*,1	Better Choice Co. Inc.	5,950	10
*	Upexi Inc.	3,459	7
*,1	SOW GOOD Inc.	5,339	5
*,1	Beeline Holdings Inc.	870	2
*,1	22nd Century Group Inc.	98	—
*	Edible Garden AG Inc.	70	—
			3,309,401
Energy (4.1%)
	Cheniere Energy Inc.	3,454,730	799,425
	TechnipFMC plc	6,548,543	207,523
*	Antero Resources Corp.	4,500,918	182,017
	Ovintiv Inc.	4,007,222	171,509
	DT Midstream Inc.	1,559,615	150,472
	Range Resources Corp.	3,711,004	148,180
	Permian Resources Corp.	9,843,961	136,339
	Chord Energy Corp.	940,412	106,003
	Antero Midstream Corp.	5,156,564	92,818
	Viper Energy Inc. Class A	2,027,065	91,522
	Matador Resources Co.	1,783,728	91,131
	NOV Inc.	5,833,334	88,783
	ChampionX Corp.	2,926,607	87,213
	HF Sinclair Corp.	2,456,217	80,760
*	CNX Resources Corp.	2,291,461	72,135
	Archrock Inc.	2,679,100	70,300
	Core Natural Resources Inc.	778,226	60,001
	Weatherford International plc	1,114,392	59,676
	Murphy Oil Corp.	2,092,421	59,425
	Magnolia Oil & Gas Corp. Class A	2,233,542	56,419
	SM Energy Co.	1,747,447	52,336
	Civitas Resources Inc.	1,373,062	47,906
	California Resources Corp.	1,087,656	47,824
	Noble Corp. plc	2,000,532	47,413
	Cactus Inc. Class A	1,014,694	46,503
	Northern Oil & Gas Inc.	1,534,564	46,390
	Patterson-UTI Energy Inc.	5,438,404	44,704
	Helmerich & Payne Inc.	1,538,759	40,192
*	Valaris Ltd.	1,017,359	39,942
	Liberty Energy Inc. Class A	2,471,769	39,128
*,1	Transocean Ltd.	12,114,483	38,403
*	Gulfport Energy Corp.	192,467	35,441
*	Oceaneering International Inc.	1,568,222	34,203
	Crescent Energy Co. Class A	2,827,814	31,785
*	Tidewater Inc.	748,063	31,621
*	Uranium Energy Corp.	6,477,302	30,962
	Kinetik Holdings Inc. Class A	587,904	30,536
*	Comstock Resources Inc.	1,412,185	28,724
	PBF Energy Inc. Class A	1,494,490	28,530
	Peabody Energy Corp.	1,894,304	25,668

		Shares	Market Value ($000)
	World Kinect Corp.	895,394	25,393
*,1	Sable Offshore Corp.	992,809	25,188
	Sitio Royalties Corp. Class A	1,197,029	23,785
	Kodiak Gas Services Inc.	607,315	22,653
	International Seaways Inc.	629,320	20,893
[1]	Atlas Energy Solutions Inc.	1,116,179	19,913
*	Talos Energy Inc.	1,927,062	18,731
*	Helix Energy Solutions Group Inc.	2,219,278	18,442
*	NextDecade Corp.	2,165,353	16,846
*	Kosmos Energy Ltd.	7,354,453	16,768
[1]	New Fortress Energy Inc. Class A	1,989,589	16,533
*	Expro Group Holdings NV	1,658,971	16,490
	Select Water Solutions Inc. Class A	1,472,674	15,463
	Delek US Holdings Inc.	994,050	14,980
*,1	Centrus Energy Corp. Class A	226,302	14,078
*	Calumet Inc.	1,077,608	13,664
	Aris Water Solutions Inc. Class A	413,639	13,253
	Dorian LPG Ltd.	569,082	12,713
*	Par Pacific Holdings Inc.	878,610	12,529
*	Bristow Group Inc. Class A	380,744	12,024
	Solaris Energy Infrastructure Inc. Class A	542,032	11,795
[1]	Venture Global Inc. Class A	1,107,676	11,409
	Core Laboratories Inc.	749,718	11,238
*	Innovex International Inc.	600,509	10,785
	Vitesse Energy Inc.	436,244	10,727
	CVR Energy Inc.	536,218	10,403
*	REX American Resources Corp.	238,290	8,953
*	Vital Energy Inc.	419,228	8,896
*	ProPetro Holding Corp.	1,147,456	8,434
*	NPK International Inc.	1,392,379	8,090
*	Flowco Holdings Inc. Class A	310,548	7,966
	Excelerate Energy Inc. Class A	260,504	7,471
	RPC Inc.	1,294,791	7,121
*	TETRA Technologies Inc.	1,846,560	6,204
*	Hallador Energy Co.	502,973	6,177
	VAALCO Energy Inc.	1,637,223	6,156
*	Nabors Industries Ltd.	139,617	5,823
	SandRidge Energy Inc.	508,792	5,810
	Granite Ridge Resources Inc.	858,328	5,219
[1]	HighPeak Energy Inc.	407,913	5,164
*	BKV Corp.	236,877	4,974
*	Summit Midstream Corp.	145,739	4,939
*	Green Plains Inc.	1,017,222	4,934
*	Oil States International Inc.	872,479	4,493
*,1	Gevo Inc.	3,689,315	4,280
*	Clean Energy Fuels Corp.	2,718,485	4,214
	Riley Exploration Permian Inc.	137,935	4,024
	Berry Corp.	1,221,637	3,921
*	Infinity Natural Resources Inc. Class A	206,408	3,870
	Ranger Energy Services Inc. Class A	236,422	3,355
*	Natural Gas Services Group Inc.	150,390	3,304
*	Forum Energy Technologies Inc.	156,408	3,145
*,1	Empire Petroleum Corp.	411,262	2,583
[1]	W&T Offshore Inc.	1,663,759	2,579
*,1	ProFrac Holding Corp. Class A	338,766	2,571
*	DMC Global Inc.	298,070	2,510
	Evolution Petroleum Corp.	446,295	2,312
*	Amplify Energy Corp.	577,214	2,159
*	SEACOR Marine Holdings Inc.	416,524	2,108
	NACCO Industries Inc. Class A	60,429	2,038
	Epsilon Energy Ltd.	282,496	1,994
*	Ring Energy Inc.	1,693,565	1,948
*	PrimeEnergy Resources Corp.	7,982	1,819
*,1	Lightbridge Corp.	239,165	1,784
	Energy Services of America Corp.	168,095	1,588
	PHX Minerals Inc.	398,834	1,575
	Smart Sand Inc.	597,731	1,548
	FutureFuel Corp.	393,445	1,534
*	Prairie Operating Co.	265,911	1,423
*	Gulf Island Fabrication Inc.	207,420	1,340

		Shares	Market Value ($000)
*	Geospace Technologies Corp.	183,849	1,326
*,1	Comstock Inc.	522,683	1,275
*,1	Aemetis Inc.	680,301	1,184
*	MIND Technology Inc.	141,564	849
*	KLX Energy Services Holdings Inc.	217,845	762
*	Mammoth Energy Services Inc.	342,713	699
*,1	OPAL Fuels Inc. Class A	300,007	552
*,1	American Resources Corp.	824,157	385
*	NCS Multistage Holdings Inc.	10,480	367
*,1	Nine Energy Service Inc.	274,731	310
*,1	US Energy Corp. Class A	163,753	197
*	Drilling Tools International Corp.	81,404	193
	Mexco Energy Corp.	17,490	137
*,1	Stabilis Solutions Inc.	27,781	135
*	Barnwell Industries Inc.	80,914	131
[1]	Dawson Geophysical Co.	106,125	131
*	PEDEVCO Corp.	185,738	130
*,1	Houston American Energy Corp.	164,070	126
*	Verde Clean Fuels Inc.	29,389	98
*,1	Trio Petroleum Corp.	59,091	82
*	New Era Helium Inc.	68,812	78
*,1	Battalion Oil Corp.	53,142	69
*	Clean Energy Technologies Inc.	37,354	18
*	NextNRG Inc.	2,704	9
*	Vivakor Inc.	10,550	8
			4,188,159
Financials (18.8%)
*	Coinbase Global Inc. Class A	3,235,665	557,279
*	Block Inc. Class A	8,609,132	467,734
*	Robinhood Markets Inc. Class A	10,949,954	455,737
	Ares Management Corp. Class A	2,868,574	420,562
	LPL Financial Holdings Inc.	1,174,903	384,358
*	Markel Group Inc.	196,723	367,795
	First Citizens BancShares Inc. Class A	177,883	329,816
	Interactive Brokers Group Inc. Class A	1,675,794	277,495
	Tradeweb Markets Inc. Class A	1,789,078	265,607
	Fidelity National Financial Inc.	4,002,243	260,466
	Equitable Holdings Inc.	4,769,217	248,429
*	Toast Inc. Class A	6,377,620	211,546
	Unum Group	2,533,761	206,400
	Reinsurance Group of America Inc.	1,014,130	199,682
*	SoFi Technologies Inc.	16,868,839	196,185
	East West Bancorp Inc.	2,132,902	191,449
	RenaissanceRe Holdings Ltd.	758,267	181,984
	Annaly Capital Management Inc.	8,905,066	180,862
*	Affirm Holdings Inc. Class A	3,883,107	175,478
	Kinsale Capital Group Inc.	341,088	166,011
	Blue Owl Capital Inc. Class A	8,053,802	161,398
	First Horizon Corp.	8,057,204	156,471
	Ally Financial Inc.	4,224,156	154,055
	Stifel Financial Corp.	1,572,527	148,226
	American Financial Group Inc.	1,114,385	146,363
	Primerica Inc.	514,289	146,331
	Carlyle Group Inc.	3,248,735	141,612
	Old Republic International Corp.	3,593,988	140,956
	SouthState Corp.	1,510,202	140,177
	Webster Financial Corp.	2,633,394	135,751
	Houlihan Lokey Inc. Class A	833,010	134,531
	Jefferies Financial Group Inc.	2,504,141	134,147
[1]	AGNC Investment Corp.	13,821,128	132,406
	Western Alliance Bancorp	1,680,920	129,145
	Morningstar Inc.	416,890	125,013
	Pinnacle Financial Partners Inc.	1,176,890	124,797
	Corebridge Financial Inc.	3,931,920	124,131
	Cullen/Frost Bankers Inc.	988,794	123,797
	Ryan Specialty Holdings Inc. Class A	1,643,519	121,407
	Comerica Inc.	2,019,243	119,257
	Axis Capital Holdings Ltd.	1,172,739	117,555
*	Mr. Cooper Group Inc.	979,427	117,139

		Shares	Market Value ($000)
	Commerce Bancshares Inc.	1,881,658	117,096
	SEI Investments Co.	1,487,200	115,451
	Wintrust Financial Corp.	1,020,543	114,770
	Zions Bancorp NA	2,283,061	113,833
	Evercore Inc. Class A	543,785	108,605
	UMB Financial Corp.	1,044,119	105,560
	Prosperity Bancshares Inc.	1,465,875	104,620
	Old National Bancorp	4,922,941	104,317
	First American Financial Corp.	1,585,862	104,080
	RLI Corp.	1,286,826	103,371
	Synovus Financial Corp.	2,162,985	101,098
	Voya Financial Inc.	1,478,717	100,198
	Popular Inc.	1,079,609	99,723
	Hamilton Lane Inc. Class A	666,922	99,151
[1]	Starwood Property Trust Inc.	4,929,506	97,456
	Hanover Insurance Group Inc.	555,063	96,553
	SLM Corp.	3,248,546	95,410
	Jackson Financial Inc. Class A	1,132,589	94,888
	MGIC Investment Corp.	3,815,003	94,536
	Lincoln National Corp.	2,616,140	93,946
	Essent Group Ltd.	1,613,719	93,144
	Rithm Capital Corp.	8,016,537	91,789
	OneMain Holdings Inc.	1,833,928	89,642
*	Shift4 Payments Inc. Class A	1,055,928	86,280
	Selective Insurance Group Inc.	939,824	86,031
	Cadence Bank	2,827,363	85,839
*,1	WEX Inc.	537,461	84,392
	Columbia Banking System Inc.	3,235,625	80,696
	Home BancShares Inc.	2,835,112	80,149
	Glacier Bancorp Inc.	1,740,039	76,945
	United Bankshares Inc.	2,194,052	76,068
	Affiliated Managers Group Inc.	450,472	75,693
	Lazard Inc.	1,729,601	74,892
	White Mountains Insurance Group Ltd.	38,814	74,748
	FNB Corp.	5,553,641	74,696
	Radian Group Inc.	2,229,115	73,717
	FirstCash Holdings Inc.	598,435	72,004
	First Financial Bankshares Inc.	1,976,985	71,013
	Bank OZK	1,632,928	70,951
	Janus Henderson Group plc	1,951,875	70,560
	Hancock Whitney Corp.	1,323,516	69,418
	TPG Inc. Class A	1,432,105	67,925
*	Euronet Worldwide Inc.	631,485	67,474
	CNO Financial Group Inc.	1,553,761	64,714
	Assured Guaranty Ltd.	733,217	64,596
	Valley National Bancorp	7,257,155	64,516
*	Enstar Group Ltd.	192,803	64,084
	ServisFirst Bancshares Inc.	767,989	63,436
	Moelis & Co. Class A	1,081,725	63,129
	Kemper Corp.	921,355	61,593
	Piper Sandler Cos.	246,708	61,100
*	Upstart Holdings Inc.	1,254,168	57,729
	Ameris Bancorp	996,066	57,344
	Associated Banc-Corp	2,526,112	56,913
*	Palomar Holdings Inc.	406,508	55,724
	Western Union Co.	5,223,528	55,265
	Flagstar Financial Inc.	4,641,588	53,935
*	Texas Capital Bancshares Inc.	713,471	53,296
	StepStone Group Inc. Class A	1,019,913	53,270
*	Axos Financial Inc.	825,141	53,238
[1]	HA Sustainable Infrastructure Capital Inc.	1,812,789	53,006
	BGC Group Inc. Class A	5,776,263	52,968
[1]	Blackstone Mortgage Trust Inc. Class A	2,615,376	52,308
*	Brighthouse Financial Inc.	900,260	52,206
	International Bancshares Corp.	825,928	52,083
	United Community Banks Inc.	1,816,495	51,098
	Fulton Financial Corp.	2,814,293	50,911
	PJT Partners Inc. Class A	368,059	50,748
*	StoneX Group Inc.	658,959	50,331
*	Credit Acceptance Corp.	95,889	49,512

		Shares	Market Value ($000)
	PennyMac Financial Services Inc.	494,425	49,497
	Federated Hermes Inc. Class B	1,208,795	49,283
	First Bancorp	2,516,332	48,238
	Eastern Bankshares Inc.	2,939,034	48,200
	First Hawaiian Inc.	1,938,643	47,380
	Virtu Financial Inc. Class A	1,242,908	47,380
*	Remitly Global Inc.	2,271,986	47,257
	Cathay General Bancorp	1,096,551	47,185
*	Genworth Financial Inc. Class A	6,606,929	46,843
	WSFS Financial Corp.	893,977	46,371
	Community Financial System Inc.	815,168	46,350
*	Baldwin Insurance Group Inc. Class A	1,031,938	46,117
	WesBanco Inc.	1,453,077	44,987
	Goosehead Insurance Inc. Class A	374,186	44,176
*	NMI Holdings Inc. Class A	1,196,799	43,145
	Atlantic Union Bankshares Corp.	1,371,531	42,709
	Artisan Partners Asset Management Inc. Class A	1,083,894	42,380
	Walker & Dunlop Inc.	489,214	41,759
	Bank of Hawaii Corp.	603,824	41,646
	Independent Bank Corp.	659,449	41,314
*	Oscar Health Inc. Class A	3,101,532	40,661
	Simmons First National Corp. Class A	1,936,243	39,751
	Victory Capital Holdings Inc. Class A	686,559	39,731
	BankUnited Inc.	1,153,350	39,721
*	Bancorp Inc.	728,422	38,490
*	Enova International Inc.	393,663	38,012
	First Interstate BancSystem Inc. Class A	1,323,150	37,908
	CVB Financial Corp.	2,041,485	37,686
	Bread Financial Holdings Inc.	750,272	37,574
	First Financial Bancorp	1,480,760	36,989
	First Merchants Corp.	906,348	36,653
	Towne Bank	1,063,897	36,375
	BOK Financial Corp.	349,101	36,359
	WaFd Inc.	1,253,826	35,834
	EVERTEC Inc.	964,084	35,449
	Provident Financial Services Inc.	2,012,719	34,558
[1]	Arbor Realty Trust Inc.	2,920,903	34,321
	Park National Corp.	225,873	34,197
	Banner Corp.	534,671	34,096
	Seacoast Banking Corp. of Florida	1,318,518	33,925
	BancFirst Corp.	308,027	33,843
	Cohen & Steers Inc.	415,811	33,369
	Renasant Corp.	976,027	33,117
	Trustmark Corp.	925,580	31,923
	Pacific Premier Bancorp Inc.	1,495,671	31,888
	NBT Bancorp Inc.	733,402	31,463
	Stewart Information Services Corp.	431,919	30,817
	Banc of California Inc.	2,128,072	30,197
	Nelnet Inc. Class A	271,099	30,073
	Enterprise Financial Services Corp.	559,507	30,068
*	NCR Atleos Corp.	1,125,334	29,686
*	Payoneer Global Inc.	3,988,641	29,157
	Stock Yards Bancorp Inc.	418,969	28,934
	OFG Bancorp	707,799	28,326
	First Busey Corp.	1,285,323	27,763
	Horace Mann Educators Corp.	631,280	26,975
*,1	Lemonade Inc.	857,334	26,946
	Pathward Financial Inc.	365,593	26,670
	City Holding Co.	226,444	26,600
*	Skyward Specialty Insurance Group Inc.	499,309	26,423
*	Marqeta Inc. Class A	6,400,786	26,371
	Federal Agricultural Mortgage Corp. Class C	135,282	25,367
	First Bancorp (XNGS)	627,812	25,200
[1]	Rocket Cos. Inc. Class A	2,084,729	25,163
*	AvidXchange Holdings Inc.	2,909,450	24,672
	FB Financial Corp.	531,230	24,628
	First Commonwealth Financial Corp.	1,571,682	24,424
*	SiriusPoint Ltd.	1,390,556	24,043
	Northwest Bancshares Inc.	1,958,980	23,547
	Mercury General Corp.	414,870	23,191

		Shares	Market Value ($000)
	Lakeland Financial Corp.	387,124	23,011
	Nicolet Bankshares Inc.	208,748	22,745
*	Customers Bancorp Inc.	451,565	22,669
	National Bank Holdings Corp. Class A	588,026	22,504
	German American Bancorp Inc.	594,568	22,296
	S&T Bancorp Inc.	594,575	22,029
	Hilltop Holdings Inc.	716,893	21,829
	DigitalBridge Group Inc.	2,442,731	21,545
	Two Harbors Investment Corp.	1,606,009	21,456
	Veritex Holdings Inc.	847,409	21,160
	Westamerica Bancorp	413,628	20,942
[1]	ARMOUR Residential REIT Inc.	1,163,169	19,890
	Hope Bancorp Inc.	1,891,929	19,809
	Ladder Capital Corp.	1,733,669	19,781
	HCI Group Inc.	132,358	19,752
	TriCo Bancshares	494,134	19,751
	Sandy Spring Bancorp Inc.	705,866	19,729
	Stellar Bancorp Inc.	713,269	19,729
*	Trupanion Inc.	522,102	19,459
	Employers Holdings Inc.	383,892	19,440
	PennyMac Mortgage Investment Trust	1,317,939	19,308
*	Triumph Financial Inc.	328,901	19,010
*	ProAssurance Corp.	795,041	18,564
	QCR Holdings Inc.	259,954	18,540
	Ellington Financial Inc.	1,397,414	18,530
	Apollo Commercial Real Estate Finance Inc.	1,929,143	18,462
	Berkshire Hills Bancorp Inc.	703,210	18,347
*	Donnelley Financial Solutions Inc.	414,357	18,112
*	LendingClub Corp.	1,749,532	18,055
	Safety Insurance Group Inc.	224,705	17,725
	Virtus Investment Partners Inc.	102,694	17,700
	CNA Financial Corp.	342,104	17,375
	PROG Holdings Inc.	648,568	17,252
*	Coastal Financial Corp.	187,901	16,988
	Franklin BSP Realty Trust Inc.	1,314,151	16,742
	Dynex Capital Inc.	1,282,029	16,692
	Dime Community Bancshares Inc.	588,119	16,397
	Perella Weinberg Partners Class A	890,224	16,380
*	Flywire Corp.	1,722,931	16,368
	MFA Financial Inc.	1,582,020	16,232
	Preferred Bank	193,356	16,176
	Cannae Holdings Inc.	879,740	16,126
*	Root Inc. Class A	120,514	16,081
	Origin Bancorp Inc.	463,140	16,057
	WisdomTree Inc.	1,787,589	15,945
	Chimera Investment Corp.	1,242,046	15,935
	AMERISAFE Inc.	300,763	15,805
	Merchants Bancorp	425,838	15,756
	Enact Holdings Inc.	448,984	15,602
	1st Source Corp.	259,331	15,511
	Peoples Bancorp Inc.	518,312	15,373
	OceanFirst Financial Corp.	902,058	15,344
	Brookline Bancorp Inc.	1,389,138	15,142
	First Bancshares Inc.	443,354	14,990
	Bank First Corp.	143,499	14,456
	Navient Corp.	1,131,957	14,297
	Live Oak Bancshares Inc.	528,306	14,085
	ConnectOne Bancorp Inc.	556,631	13,532
	Univest Financial Corp.	461,915	13,100
[1]	Ready Capital Corp.	2,552,430	12,992
	Southside Bancshares Inc.	441,963	12,799
*	PRA Group Inc.	619,242	12,769
	Redwood Trust Inc.	2,093,997	12,711
*	Encore Capital Group Inc.	368,932	12,647
	Tompkins Financial Corp.	194,909	12,275
	Heritage Financial Corp.	502,225	12,219
*	EZCORP Inc. Class A	812,747	11,964
	Community Trust Bancorp Inc.	237,147	11,943
	Old Second Bancorp Inc.	716,245	11,918
	F&G Annuities & Life Inc.	330,153	11,902

		Shares	Market Value ($000)
	Amerant Bancorp Inc. Class A	556,886	11,494
	Burke & Herbert Financial Services Corp.	204,457	11,472
	Central Pacific Financial Corp.	419,142	11,334
	Acadian Asset Management Inc.	437,515	11,314
[1]	Orchid Island Capital Inc.	1,470,305	11,057
*	NB Bancorp Inc.	608,494	10,995
	Camden National Corp.	270,317	10,940
	BrightSpire Capital Inc. Class A	1,956,816	10,880
	Mercantile Bank Corp.	249,974	10,859
	Hanmi Financial Corp.	478,838	10,850
	Capitol Federal Financial Inc.	1,912,379	10,709
	TFS Financial Corp.	847,396	10,499
	First Mid Bancshares Inc.	299,609	10,456
	Byline Bancorp Inc.	381,803	9,988
	Business First Bancshares Inc.	409,243	9,965
	Horizon Bancorp Inc.	650,928	9,816
	P10 Inc. Class A	833,441	9,793
	United Fire Group Inc.	331,736	9,773
	Washington Trust Bancorp Inc.	316,198	9,758
	First Community Bankshares Inc.	258,795	9,754
	Eagle Bancorp Inc.	463,544	9,734
	Republic Bancorp Inc. Class A	152,523	9,734
	Northeast Bank	105,966	9,700
	KKR Real Estate Finance Trust Inc.	891,303	9,626
	Equity Bancshares Inc. Class A	241,623	9,520
*	Dave Inc.	114,991	9,505
	Independent Bank Corp. (Michigan)	307,436	9,466
	Amalgamated Financial Corp.	327,373	9,412
	Heritage Commerce Corp.	983,185	9,360
	Orrstown Financial Services Inc.	311,018	9,334
	GCM Grosvenor Inc. Class A	705,506	9,334
	Universal Insurance Holdings Inc.	388,682	9,212
	TrustCo Bank Corp.	301,552	9,191
	New York Mortgage Trust Inc.	1,380,260	8,958
*	LendingTree Inc.	173,709	8,732
*	Metropolitan Bank Holding Corp.	155,199	8,690
*	Moneylion Inc.	99,794	8,633
	TPG RE Finance Trust Inc.	1,043,382	8,504
	MidWestOne Financial Group Inc.	285,592	8,456
*	Paymentus Holdings Inc. Class A	323,143	8,434
	UWM Holdings Corp. Class A	1,525,519	8,329
*	Sezzle Inc.	236,904	8,266
	Tiptree Inc. Class A	337,151	8,122
	Metrocity Bankshares Inc.	293,229	8,084
	Cass Information Systems Inc.	186,520	8,067
	Capital City Bank Group Inc.	223,720	8,045
	Southern Missouri Bancorp Inc.	152,390	7,927
	Great Southern Bancorp Inc.	139,891	7,746
	Financial Institutions Inc.	308,447	7,699
*	Selectquote Inc.	2,257,588	7,540
	First Financial Corp.	153,549	7,521
*	Hippo Holdings Inc.	289,996	7,412
*	Cantaloupe Inc.	939,907	7,397
	Farmers National Banc Corp.	556,412	7,261
	Invesco Mortgage Capital Inc.	904,983	7,140
	Five Star Bancorp	255,702	7,109
*	Green Dot Corp. Class A	835,523	7,052
	ACNB Corp.	170,832	7,031
	Esquire Financial Holdings Inc.	92,793	6,995
	Bar Harbor Bankshares	236,971	6,991
	Alerus Financial Corp.	378,659	6,990
	HomeTrust Bancshares Inc.	199,440	6,837
	Mid Penn Bancorp Inc.	258,696	6,703
[1]	Hingham Institution For Savings	28,075	6,676
*	Ambac Financial Group Inc.	761,867	6,666
*	Third Coast Bancshares Inc.	198,901	6,637
	Peoples Financial Services Corp.	149,202	6,635
	Claros Mortgage Trust Inc.	1,778,140	6,632
	Northfield Bancorp Inc.	607,728	6,630
	CNB Financial Corp.	297,551	6,621

		Shares	Market Value ($000)
	Shore Bancshares Inc.	482,256	6,530
	First Foundation Inc.	1,253,999	6,508
*	Repay Holdings Corp. Class A	1,161,137	6,468
	Northrim Bancorp Inc.	88,032	6,446
*	TWFG Inc. Class A	205,964	6,366
	Peapack-Gladstone Financial Corp.	223,180	6,338
	South Plains Financial Inc.	190,435	6,307
*	World Acceptance Corp.	49,795	6,302
	SmartFinancial Inc.	201,683	6,268
*	Firstsun Capital Bancorp	173,298	6,265
	Flushing Financial Corp.	484,262	6,150
	Diamond Hill Investment Group Inc.	42,689	6,098
*	Carter Bankshares Inc.	374,323	6,057
*	International Money Express Inc.	476,847	6,018
*	Columbia Financial Inc.	397,308	5,960
	Arrow Financial Corp.	220,778	5,804
	Enterprise Bancorp Inc.	148,498	5,781
	Guaranty Bancshares Inc.	142,062	5,687
	Midland States Bancorp Inc.	329,727	5,645
	Bridge Investment Group Holdings Inc. Class A	587,156	5,625
	Oppenheimer Holdings Inc. Class A	94,114	5,612
	HarborOne Bancorp Inc.	537,054	5,569
	Kearny Financial Corp.	879,544	5,506
*	Greenlight Capital Re Ltd. Class A	404,094	5,475
	First Business Financial Services Inc.	115,675	5,454
	Investors Title Co.	22,043	5,314
	Bank of Marin Bancorp	239,976	5,296
*	Bowhead Specialty Holdings Inc.	128,726	5,233
*	NerdWallet Inc. Class A	570,310	5,161
	Citizens & Northern Corp.	252,807	5,086
	Community West Bancshares	274,557	5,074
	Civista Bancshares Inc.	254,253	4,968
*	California Bancorp	346,238	4,962
	Donegal Group Inc. Class A	250,800	4,923
*	Heritage Insurance Holdings Inc.	339,271	4,892
	HBT Financial Inc.	218,102	4,888
	Sierra Bancorp	174,268	4,859
	West Bancorp Inc.	239,486	4,775
	Capital Bancorp Inc.	167,970	4,759
	Farmers & Merchants Bancorp Inc.	197,232	4,716
*	Open Lending Corp.	1,708,853	4,716
	American Coastal Insurance Corp.	402,146	4,653
	Northeast Community Bancorp Inc.	195,899	4,592
*	Bridgewater Bancshares Inc.	326,518	4,535
	NewtekOne Inc.	378,776	4,530
	Southern States Bancshares Inc.	122,454	4,378
	Regional Management Corp.	142,217	4,282
	Home Bancorp Inc.	94,382	4,228
[1]	Federal Agricultural Mortgage Corp. Class A	28,696	4,104
	First Bank	276,310	4,092
*	Ponce Financial Group Inc.	322,732	4,089
	Unity Bancorp Inc.	100,189	4,078
*	Southern First Bancshares Inc.	122,020	4,017
	Ares Commercial Real Estate Corp.	866,013	4,010
	Chicago Atlantic Real Estate Finance Inc.	271,881	3,997
	First of Long Island Corp.	319,955	3,951
	FS Bancorp Inc.	101,496	3,858
	Timberland Bancorp Inc.	127,761	3,852
	Red River Bancshares Inc.	73,119	3,777
	Waterstone Financial Inc.	279,945	3,765
	BayCom Corp.	147,947	3,724
	First Bancorp Inc.	149,254	3,690
	ChoiceOne Financial Services Inc.	127,742	3,675
*	Atlanticus Holdings Corp.	71,832	3,674
	First Internet Bancorp	135,381	3,626
	Citizens Financial Services Inc.	62,236	3,613
	Norwood Financial Corp.	148,969	3,601
	Colony Bankcorp Inc.	222,725	3,597
	MVB Financial Corp.	205,332	3,556
	Orange County Bancorp Inc.	150,058	3,510

		Shares	Market Value ($000)
*	FB Bancorp Inc.	309,568	3,486
*	Abacus Global Management Inc.	458,906	3,437
*	MBIA Inc.	688,560	3,429
	Fidelity D&D Bancorp Inc.	81,509	3,392
	Penns Woods Bancorp Inc.	118,949	3,320
	PCB Bancorp	176,970	3,311
	Plumas Bancorp	74,458	3,222
	LINKBANCORP Inc.	474,296	3,216
	LCNB Corp.	216,349	3,200
	Evans Bancorp Inc.	81,839	3,189
	RBB Bancorp	192,099	3,170
*	Innventure Inc.	408,181	3,147
*	HomeStreet Inc.	267,514	3,141
*,1	AlTi Global Inc.	1,024,863	3,116
*	Hagerty Inc. Class A	344,124	3,111
*	eHealth Inc.	463,466	3,096
	USCB Financial Holdings Inc.	165,537	3,072
	John Marshall Bancorp Inc.	184,802	3,053
	AG Mortgage Investment Trust Inc.	415,078	3,030
	C&F Financial Corp.	44,566	3,003
	First National Corp.	133,150	2,989
*	Onity Group Inc.	92,076	2,976
*,1	Citizens Inc. Class A	647,665	2,947
	First United Corp.	97,556	2,929
*	Blue Foundry Bancorp	317,400	2,920
	National Bankshares Inc.	109,307	2,911
	First Financial Northwest Inc.	126,611	2,869
*	FVCBankcorp Inc.	270,228	2,856
	Middlefield Banc Corp.	101,429	2,835
	Primis Financial Corp.	288,018	2,814
*	Provident Bancorp Inc.	242,664	2,786
	Bankwell Financial Group Inc.	90,469	2,730
	Western New England Bancorp Inc.	293,220	2,727
[1]	OppFi Inc.	291,297	2,709
	Eagle Financial Services Inc.	82,581	2,708
	Silvercrest Asset Management Group Inc. Class A	159,467	2,609
*	Velocity Financial Inc.	138,380	2,589
	First Community Corp.	114,586	2,585
*,1	Finance of America Cos. Inc. Class A	121,587	2,585
	Hawthorn Bancshares Inc.	91,353	2,579
	James River Group Holdings Ltd.	609,333	2,559
	Parke Bancorp Inc.	135,724	2,557
	Chemung Financial Corp.	52,842	2,514
*	Finwise Bancorp	142,628	2,497
*	Kingstone Cos. Inc.	149,758	2,493
*	Oportun Financial Corp.	453,533	2,490
*	Blue Ridge Bankshares Inc.	761,456	2,482
*	BV Financial Inc.	157,520	2,404
	Virginia National Bankshares Corp.	66,254	2,390
	Angel Oak Mortgage REIT Inc.	249,528	2,378
	ESSA Bancorp Inc.	125,382	2,363
*	Northpointe Bancshares Inc.	163,123	2,356
	BankFinancial Corp.	185,100	2,340
	Princeton Bancorp Inc.	75,716	2,313
	Greene County Bancorp Inc.	95,693	2,307
	Oak Valley Bancorp	92,100	2,299
	Rithm Property Trust Inc.	795,203	2,282
	Granite Point Mortgage Trust Inc.	871,777	2,267
	Crawford & Co. Class B	198,058	2,262
	Seven Hills Realty Trust	180,973	2,260
	Ames National Corp.	128,938	2,259
*	ACRES Commercial Realty Corp.	104,023	2,254
	OP Bancorp	187,294	2,251
	BCB Bancorp Inc.	227,746	2,246
	Medallion Financial Corp.	254,706	2,219
	Guild Holdings Co. Class A	144,917	2,217
	Investar Holding Corp.	122,875	2,164
	Bank7 Corp.	55,837	2,163
*	Kingsway Financial Services Inc.	271,673	2,152
	Citizens Community Bancorp Inc.	145,525	2,093

		Shares	Market Value ($000)
	Sound Financial Bancorp Inc.	41,542	2,083
	Meridian Corp.	143,789	2,071
	SB Financial Group Inc.	99,089	2,063
*	Pioneer Bancorp Inc.	175,192	2,052
	Franklin Financial Services Corp.	57,283	2,031
	Nexpoint Real Estate Finance Inc.	132,816	2,031
	First Savings Financial Group Inc.	78,792	2,030
*	ECB Bancorp Inc.	133,874	2,028
*	Security National Financial Corp. Class A	164,388	1,989
	Richmond Mutual Bancorp Inc.	155,139	1,986
*	First Western Financial Inc.	99,687	1,959
*	Acacia Research Corp.	604,723	1,935
	SR Bancorp Inc.	161,257	1,924
	United Security Bancshares	212,910	1,908
	Eagle Bancorp Montana Inc.	110,607	1,854
	Westwood Holdings Group Inc.	113,259	1,835
	Peoples Bancorp of North Carolina Inc.	66,532	1,812
	Associated Capital Group Inc. Class A	46,401	1,778
	CB Financial Services Inc.	61,009	1,736
	Cherry Hill Mortgage Investment Corp.	515,377	1,701
	First Capital Inc.	44,251	1,688
	Riverview Bancorp Inc.	296,809	1,677
	Affinity Bancshares Inc.	93,061	1,653
*	NI Holdings Inc.	114,880	1,638
	Old Point Financial Corp.	54,314	1,626
*	loanDepot Inc. Class A	1,335,808	1,590
*	Priority Technology Holdings Inc.	228,942	1,560
	Union Bankshares Inc.	47,233	1,486
	First Northwest Bancorp	144,883	1,472
	Lument Finance Trust Inc.	561,840	1,466
	MainStreet Bancshares Inc.	87,327	1,460
	Landmark Bancorp Inc.	53,305	1,452
	Advanced Flower Capital Inc.	259,804	1,447
	Finward Bancorp	48,024	1,398
	CF Bankshares Inc.	62,612	1,380
	Hanover Bancorp Inc.	62,439	1,369
	Ohio Valley Banc Corp.	52,525	1,368
	Magyar Bancorp Inc.	97,998	1,362
	Provident Financial Holdings Inc.	92,550	1,350
	Crawford & Co. Class A	116,013	1,325
*	Sterling Bancorp Inc.	269,676	1,305
*	SWK Holdings Corp.	73,712	1,282
*	Consumer Portfolio Services Inc.	143,922	1,248
	Bank of the James Financial Group Inc.	76,015	1,124
	Territorial Bancorp Inc.	133,227	1,116
*	Catalyst Bancorp Inc.	95,618	1,114
	William Penn Bancorp	101,606	1,110
	First US Bancshares Inc.	79,463	1,062
*	Fifth District Bancorp Inc.	86,473	1,055
*	Paysign Inc.	496,392	1,052
[1]	B. Riley Financial Inc.	261,466	1,012
*	Better Home & Finance Holding Co.	91,530	999
*	Rhinebeck Bancorp Inc.	100,699	991
*	Forge Global Holdings Inc.	1,700,514	956
*	Heritage Global Inc.	432,887	944
	Bayfirst Financial Corp.	56,203	940
	IF Bancorp Inc.	37,943	914
	United Bancorp Inc.	67,545	906
*,1	Bakkt Holdings Inc. Class A	102,057	885
*	GoHealth Inc. Class A	71,226	874
	Sunrise Realty Trust Inc.	78,372	868
*	Chain Bridge Bancorp Inc. Class A	35,046	833
[1]	Village Bank & Trust Financial Corp.	10,214	819
	Summit State Bank	84,229	777
	Sachem Capital Corp.	658,263	764
*	First Seacoast Bancorp	62,608	729
	First Guaranty Bancshares Inc.	90,349	696
*	Great Elm Group Inc.	358,816	678
*	Old Market Capital Corp.	107,044	644
	Auburn National Bancorp Inc.	29,648	640

		Shares	Market Value ($000)
*	NSTS Bancorp Inc.	54,957	620
	Pathfinder Bancorp Inc.	36,045	593
	Hennessy Advisors Inc.	58,395	582
	Manhattan Bridge Capital Inc.	97,420	576
	AmeriServ Financial Inc.	234,364	570
*	Katapult Holdings Inc.	55,113	564
*	Broadway Financial Corp.	78,709	564
	US Global Investors Inc. Class A	226,209	511
*	Siebert Financial Corp.	166,567	501
*	Maiden Holdings Ltd.	784,554	447
*,1	Central Plains Bancshares Inc.	29,538	441
[1]	Value Line Inc.	10,721	415
*	Usio Inc.	234,439	342
	Texas Community Bancshares Inc.	20,042	321
[1]	Dominari Holdings Inc.	77,916	312
*	Bogota Financial Corp.	36,486	279
*	OptimumBank Holdings Inc.	61,588	253
*	FlexShopper Inc.	194,566	249
*	PB Bankshares Inc.	14,000	230
*	Fundamental Global Inc.	12,138	217
	MarketWise Inc.	392,321	194
	Home Federal Bancorp Inc. of Louisiana	13,796	180
*	Oxbridge Re Holdings Ltd.	85,132	161
*	Kentucky First Federal Bancorp	53,070	158
*	Income Opportunity Realty Investors Inc.	8,889	156
	Atlantic American Corp.	88,541	151
*	Carver Bancorp Inc.	71,288	101
*,1	Binah Capital Group Inc.	41,859	81
	Lake Shore Bancorp Inc.	4,831	76
	Glen Burnie Bancorp	12,758	65
*	AppTech Payments Corp.	149,956	62
	Cohen & Co. Inc.	4,688	38
*,1	Ryvyl Inc.	35,394	35
*,1	XBP Europe Holdings Inc.	23,988	32
*,1	Patriot National Bancorp Inc.	18,171	21
*	Conifer Holdings Inc.	25,019	13
*	CFSB Bancorp Inc.	1,678	13
*,1	OLB Group Inc.	11,281	13
*	SHF Holdings Inc.	1,942	8
*,1	Beneficient Class A	12,027	4
*	Reliance Global Group Inc.	2,385	3
*	Mill City Ventures III Ltd.	492	1
*	Netcapital Inc.	755	1
*	Marygold Cos. Inc.	122	—
			19,042,035
Health Care (11.9%)
*	Alnylam Pharmaceuticals Inc.	1,992,835	538,105
*	Veeva Systems Inc. Class A	2,297,943	532,273
*	Natera Inc.	2,031,489	287,273
*	United Therapeutics Corp.	686,900	211,751
*	Insmed Inc.	2,755,164	210,191
*	BioMarin Pharmaceutical Inc.	2,933,562	207,374
*	Intra-Cellular Therapies Inc.	1,520,990	200,649
*	Tenet Healthcare Corp.	1,462,355	196,687
*	Illumina Inc.	2,436,455	193,308
	Royalty Pharma plc Class A	5,727,314	178,291
*	Neurocrine Biosciences Inc.	1,534,023	169,663
*	Avantor Inc.	10,456,387	169,498
*	Corcept Therapeutics Inc.	1,433,100	163,689
*	Exelixis Inc.	4,309,114	159,093
*	Penumbra Inc.	590,721	157,965
	Encompass Health Corp.	1,547,524	156,733
	Chemed Corp.	230,354	141,741
*	Globus Medical Inc. Class A	1,751,112	128,181
*	Halozyme Therapeutics Inc.	1,955,722	124,795
*	Exact Sciences Corp.	2,851,941	123,461
*	Doximity Inc. Class A	2,052,960	119,133
*	HealthEquity Inc.	1,333,938	117,880
*	Medpace Holdings Inc.	383,722	116,916

		Shares	Market Value ($000)
*	Jazz Pharmaceuticals plc	929,431	115,389
*	Masimo Corp.	684,931	114,110
	Ensign Group Inc.	876,883	113,469
*	Lantheus Holdings Inc.	1,070,499	104,481
*	Repligen Corp.	801,705	102,009
	Teleflex Inc.	714,007	98,669
*	Merit Medical Systems Inc.	897,010	94,823
*	Revolution Medicines Inc.	2,672,921	94,515
*	Sarepta Therapeutics Inc.	1,471,410	93,905
*	Option Care Health Inc.	2,619,137	91,539
*	Hims & Hers Health Inc.	2,940,718	86,898
*	Blueprint Medicines Corp.	981,239	86,849
*	Madrigal Pharmaceuticals Inc.	261,907	86,751
*	Glaukos Corp.	848,136	83,474
*	Alkermes plc	2,496,427	82,432
*	TG Therapeutics Inc.	2,052,137	80,916
*	Guardant Health Inc.	1,899,130	80,903
*	Elanco Animal Health Inc.	7,598,047	79,780
*	Bridgebio Pharma Inc.	2,267,600	78,391
*	Ionis Pharmaceuticals Inc.	2,434,286	73,442
*	Cytokinetics Inc.	1,817,659	73,052
*	Axsome Therapeutics Inc.	626,128	73,025
*	Inspire Medical Systems Inc.	456,805	72,760
*	Bio-Rad Laboratories Inc. Class A	295,806	72,047
*	ADMA Biologics Inc.	3,629,863	72,017
	Bruker Corp.	1,701,172	71,007
*	Krystal Biotech Inc.	388,632	70,070
*	Vaxcyte Inc.	1,768,984	66,797
*	Roivant Sciences Ltd.	6,508,238	65,668
*	Prestige Consumer Healthcare Inc.	757,457	65,119
*	Integer Holdings Corp.	512,393	60,468
*	PTC Therapeutics Inc.	1,183,621	60,317
	Perrigo Co. plc	2,087,595	58,536
	Organon & Co.	3,929,908	58,516
*	Avidity Biosciences Inc.	1,832,962	54,109
*	ICU Medical Inc.	373,759	51,900
*	Ultragenyx Pharmaceutical Inc.	1,414,033	51,202
*	SpringWorks Therapeutics Inc.	1,141,483	50,374
*	iRhythm Technologies Inc.	480,131	50,260
*	RadNet Inc.	996,962	49,569
*	Haemonetics Corp.	770,285	48,952
*	PROCEPT BioRobotics Corp.	829,476	48,325
*	Crinetics Pharmaceuticals Inc.	1,424,643	47,783
*	Amedisys Inc.	504,392	46,722
*	CorVel Corp.	415,434	46,516
	DENTSPLY SIRONA Inc.	3,047,297	45,527
*	Envista Holdings Corp.	2,625,359	45,314
*,1	CRISPR Therapeutics AG	1,329,004	45,226
*	Protagonist Therapeutics Inc.	913,689	44,186
*	Acadia Healthcare Co. Inc.	1,444,612	43,801
*	Akero Therapeutics Inc.	1,075,468	43,535
*	Rhythm Pharmaceuticals Inc.	811,540	42,987
*,1	Summit Therapeutics Inc.	2,155,809	41,586
*	Catalyst Pharmaceuticals Inc.	1,711,550	41,505
*	Nuvalent Inc. Class A	583,065	41,351
*	Viking Therapeutics Inc.	1,710,861	41,317
*	Waystar Holding Corp.	1,043,877	38,999
*	Arcellx Inc.	593,323	38,922
	Patterson Cos. Inc.	1,216,623	38,007
*	Scholar Rock Holding Corp.	1,132,618	36,414
*	Twist Bioscience Corp.	913,112	35,849
*	Apellis Pharmaceuticals Inc.	1,632,617	35,705
*	Veracyte Inc.	1,203,678	35,689
	Concentra Group Holdings Parent Inc.	1,642,458	35,641
*	QuidelOrtho Corp.	1,007,201	35,222
*	Privia Health Group Inc.	1,565,906	35,155
*	TransMedics Group Inc.	522,331	35,142
*	Vericel Corp.	766,836	34,216
*	Amicus Therapeutics Inc.	4,169,548	34,024
*	LivaNova plc	844,503	33,172

		Shares	Market Value ($000)
*	Enovis Corp.	867,846	33,160
*	ACADIA Pharmaceuticals Inc.	1,911,501	31,750
*	Biohaven Ltd.	1,304,930	31,371
*	Ligand Pharmaceuticals Inc.	287,112	30,187
*	Alignment Healthcare Inc.	1,588,714	29,582
	CONMED Corp.	480,011	28,988
*	Soleno Therapeutics Inc.	401,650	28,698
*	Mirum Pharmaceuticals Inc.	626,820	28,238
*	Supernus Pharmaceuticals Inc.	857,212	28,074
*	GeneDx Holdings Corp. Class A	315,794	27,968
*	Tarsus Pharmaceuticals Inc.	543,279	27,908
*	Surgery Partners Inc.	1,166,983	27,716
*	Sotera Health Co.	2,376,275	27,707
*	Novocure Ltd.	1,534,286	27,341
[1]	Premier Inc. Class A	1,403,440	27,058
*	Beam Therapeutics Inc.	1,384,396	27,037
	Select Medical Holdings Corp.	1,614,784	26,967
*	Neogen Corp.	3,085,190	26,749
*	Addus HomeCare Corp.	270,136	26,714
	LeMaitre Vascular Inc.	318,214	26,698
*	Agios Pharmaceuticals Inc.	891,370	26,117
*	Progyny Inc.	1,161,045	25,938
*	Arcutis Biotherapeutics Inc.	1,639,394	25,640
*	Denali Therapeutics Inc.	1,876,271	25,508
*	Omnicell Inc.	723,629	25,298
*	Arrowhead Pharmaceuticals Inc.	1,942,979	24,754
*	Azenta Inc.	712,408	24,678
*	Dynavax Technologies Corp.	1,891,997	24,539
*	AtriCure Inc.	759,776	24,510
*	BioCryst Pharmaceuticals Inc.	3,222,228	24,167
*,1	Recursion Pharmaceuticals Inc. Class A	4,458,045	23,583
*	Clover Health Investments Corp. Class A	6,422,975	23,058
*	UFP Technologies Inc.	113,897	22,974
*	Integra LifeSciences Holdings Corp.	1,036,671	22,796
*	Ideaya Biosciences Inc.	1,354,236	22,182
*	Travere Therapeutics Inc.	1,217,142	21,811
*	Phreesia Inc.	852,775	21,797
*	MannKind Corp.	4,312,188	21,690
*	Teladoc Health Inc.	2,676,789	21,307
*	agilon health Inc.	4,784,040	20,715
*	Vera Therapeutics Inc. Class A	862,129	20,708
*	Immunovant Inc.	1,205,523	20,602
*	CG oncology Inc.	829,455	20,313
*	Astrana Health Inc.	650,634	20,176
*	Edgewise Therapeutics Inc.	915,871	20,149
*	Harmony Biosciences Holdings Inc.	596,020	19,782
*	Tandem Diabetes Care Inc.	1,024,986	19,639
*	Amneal Pharmaceuticals Inc.	2,309,948	19,357
*	Kymera Therapeutics Inc.	707,185	19,356
*	Pediatrix Medical Group Inc.	1,315,045	19,055
*	NeoGenomics Inc.	1,996,292	18,945
*	Brookdale Senior Living Inc.	3,008,334	18,832
*	Celldex Therapeutics Inc.	1,037,444	18,830
*	Disc Medicine Inc.	373,392	18,535
*	Apogee Therapeutics Inc.	490,053	18,308
*	Ardelyx Inc.	3,710,595	18,219
*	Pacira BioSciences Inc.	721,941	17,940
*	AdaptHealth Corp. Class A	1,649,707	17,883
	National HealthCare Corp.	189,619	17,597
*	ANI Pharmaceuticals Inc.	260,316	17,428
*	Amphastar Pharmaceuticals Inc.	594,166	17,225
	US Physical Therapy Inc.	236,656	17,124
*	Schrodinger Inc.	865,247	17,080
*	Certara Inc.	1,710,846	16,937
*	Syndax Pharmaceuticals Inc.	1,326,796	16,300
*	Alphatec Holdings Inc.	1,605,409	16,279
*	Novavax Inc.	2,505,358	16,059
*	Evolent Health Inc. Class A	1,685,473	15,961
*	Innoviva Inc.	851,253	15,433
*	BrightSpring Health Services Inc.	834,747	15,101

		Shares	Market Value ($000)
*	Collegium Pharmaceutical Inc.	502,075	14,987
*	WaVe Life Sciences Ltd.	1,849,647	14,945
*	CareDx Inc.	833,620	14,797
*	Ocular Therapeutix Inc.	2,006,459	14,707
*	10X Genomics Inc. Class A	1,678,270	14,651
*	Artivion Inc.	592,332	14,560
*	AMN Healthcare Services Inc.	594,262	14,536
*	Viridian Therapeutics Inc.	1,067,468	14,389
*	89bio Inc.	1,919,882	13,958
*	MiMedx Group Inc.	1,828,939	13,900
*	RxSight Inc.	542,904	13,708
*	Janux Therapeutics Inc.	505,308	13,643
*	STAAR Surgical Co.	773,822	13,642
*	LifeStance Health Group Inc.	2,008,662	13,378
*	Nurix Therapeutics Inc.	1,115,741	13,255
*	Geron Corp.	8,214,759	13,061
*	Adaptive Biotechnologies Corp.	1,750,481	13,006
*	Xeris Biopharma Holdings Inc.	2,360,141	12,957
*	Dyne Therapeutics Inc.	1,234,475	12,913
*	BioLife Solutions Inc.	564,278	12,888
*	Harrow Inc.	483,779	12,869
*	Axogen Inc.	690,022	12,765
*	Pennant Group Inc.	507,535	12,765
*	Myriad Genetics Inc.	1,425,426	12,644
*	Spyre Therapeutics Inc.	779,467	12,577
	HealthStream Inc.	380,884	12,257
*	Iovance Biotherapeutics Inc.	3,546,979	11,811
	Embecta Corp.	902,664	11,509
*	Intellia Therapeutics Inc.	1,617,952	11,504
*,1	GRAIL Inc.	448,973	11,467
*,1	Anavex Life Sciences Corp.	1,316,354	11,294
*	Liquidia Corp.	763,090	11,256
*	Xencor Inc.	1,042,865	11,096
*	Owens & Minor Inc.	1,169,198	10,558
*	Fortrea Holdings Inc.	1,391,785	10,508
*	Avanos Medical Inc.	726,633	10,413
*	Replimune Group Inc.	1,056,706	10,303
	Mesa Laboratories Inc.	86,800	10,300
*	Praxis Precision Medicines Inc.	269,451	10,204
*,1	ARS Pharmaceuticals Inc.	808,786	10,175
*	Chimerix Inc.	1,164,524	9,910
*	Cogent Biosciences Inc.	1,637,111	9,806
*	Orthofix Medical Inc.	595,392	9,711
*	Vir Biotechnology Inc.	1,443,737	9,355
*	Enliven Therapeutics Inc.	472,826	9,305
*	Evolus Inc.	770,806	9,273
*	Mineralys Therapeutics Inc.	560,466	8,900
*	Rocket Pharmaceuticals Inc.	1,328,619	8,862
*	Castle Biosciences Inc.	441,152	8,832
*,1	OPKO Health Inc.	5,295,446	8,790
*	Day One Biopharmaceuticals Inc.	1,061,841	8,420
*	Kura Oncology Inc.	1,266,507	8,359
*	SI-BONE Inc.	595,719	8,358
*	uniQure NV	787,874	8,351
*	Arcus Biosciences Inc.	1,053,635	8,271
*	Arbutus Biopharma Corp.	2,342,211	8,174
*	Accolade Inc.	1,168,787	8,158
*	Paragon 28 Inc.	614,582	8,026
*	Immunome Inc.	1,174,542	7,905
*,1	ImmunityBio Inc.	2,539,386	7,644
*	Omeros Corp.	926,033	7,612
*	Prothena Corp. plc	597,506	7,394
*	Varex Imaging Corp.	637,228	7,392
*	Nuvation Bio Inc.	4,076,924	7,175
*	Cross Country Healthcare Inc.	475,994	7,088
*	Arvinas Inc.	1,004,145	7,049
*	Sage Therapeutics Inc.	872,159	6,934
	Phibro Animal Health Corp. Class A	322,137	6,881
*	Enhabit Inc.	782,475	6,878
*	Surmodics Inc.	224,612	6,857

		Shares	Market Value ($000)
*	PACS Group Inc.	598,811	6,731
*	KalVista Pharmaceuticals Inc.	575,376	6,640
*	ArriVent Biopharma Inc.	358,489	6,628
	iRadimed Corp.	124,949	6,557
*	Cytek Biosciences Inc.	1,630,233	6,537
*	Metsera Inc.	239,323	6,514
*	LENZ Therapeutics Inc.	253,203	6,510
*	Trevi Therapeutics Inc.	1,028,804	6,471
*	Butterfly Network Inc. Class A	2,836,701	6,468
*	GoodRx Holdings Inc. Class A	1,457,694	6,428
*	OrthoPediatrics Corp.	254,191	6,261
*,1	Capricor Therapeutics Inc.	658,490	6,249
	Simulations Plus Inc.	253,029	6,204
*	Cullinan Therapeutics Inc.	815,889	6,176
*	Akebia Therapeutics Inc.	3,186,404	6,118
*,1	Senseonics Holdings Inc.	9,244,959	6,066
*,1	Mind Medicine MindMed Inc.	1,036,934	6,066
*	AngioDynamics Inc.	642,960	6,037
*	Bioventus Inc. Class A	652,166	5,967
*	EyePoint Pharmaceuticals Inc.	1,099,308	5,958
*	Zevra Therapeutics Inc.	793,169	5,941
*,1	CorMedix Inc.	960,215	5,915
*	Keros Therapeutics Inc.	576,943	5,879
*	Treace Medical Concepts Inc.	696,074	5,840
*	AnaptysBio Inc.	313,292	5,824
*,1	Altimmune Inc.	1,140,489	5,702
*	Niagen Bioscience Inc.	819,532	5,655
*	Talkspace Inc.	2,174,199	5,566
*	Delcath Systems Inc.	430,419	5,479
*,1	Fulgent Genetics Inc.	319,611	5,401
*	Standard BioTools Inc.	4,950,232	5,346
*	TruBridge Inc.	192,944	5,310
*	Relay Therapeutics Inc.	2,020,648	5,294
*	Community Health Systems Inc.	1,948,180	5,260
*,1	Dianthus Therapeutics Inc.	289,163	5,245
[1]	Oruka Therapeutics Inc.	501,996	5,150
*	Tactile Systems Technology Inc.	386,482	5,109
*	REGENXBIO Inc.	711,990	5,091
*	Eton Pharmaceuticals Inc.	387,395	5,028
*	Aveanna Healthcare Holdings Inc.	919,458	4,983
*	ClearPoint Neuro Inc.	418,246	4,973
*	Organogenesis Holdings Inc. Class A	1,149,921	4,968
*,1	Heron Therapeutics Inc.	2,240,162	4,928
*	Zimvie Inc.	453,631	4,899
*	Rigel Pharmaceuticals Inc.	272,312	4,899
*	Theravance Biopharma Inc.	544,311	4,861
*	Erasca Inc.	3,540,941	4,851
*	Verve Therapeutics Inc.	1,052,702	4,811
*,1	Pacific Biosciences of California Inc.	4,075,955	4,810
*,1	Pulse Biosciences Inc.	292,073	4,699
*	CryoPort Inc.	765,016	4,651
*	Health Catalyst Inc.	1,016,762	4,606
*	MaxCyte Inc.	1,671,664	4,564
*	Savara Inc.	1,644,065	4,554
*,1	Phathom Pharmaceuticals Inc.	721,715	4,525
*,1	Semler Scientific Inc.	122,136	4,421
*	Tourmaline Bio Inc.	288,575	4,389
*	Celcuity Inc.	428,272	4,330
*	Verastem Inc.	717,224	4,325
*	Arcturus Therapeutics Holdings Inc.	404,367	4,282
*	Pulmonx Corp.	636,035	4,281
*	aTyr Pharma Inc.	1,389,044	4,195
*	Lifecore Biomedical Inc.	588,994	4,147
*	Benitec Biopharma Inc.	318,374	4,142
*	Emergent BioSolutions Inc.	849,865	4,130
*	Vanda Pharmaceuticals Inc.	898,431	4,124
*,1	Esperion Therapeutics Inc.	2,860,252	4,119
*	ORIC Pharmaceuticals Inc.	736,145	4,108
*	Cerus Corp.	2,943,762	4,092
*	Maravai LifeSciences Holdings Inc. Class A	1,843,992	4,075

		Shares	Market Value ($000)
*	Stoke Therapeutics Inc.	612,608	4,074
*	Aldeyra Therapeutics Inc.	701,768	4,035
*	Viemed Healthcare Inc.	552,536	4,022
*	Amylyx Pharmaceuticals Inc.	1,132,060	4,008
*,1	Bicara Therapeutics Inc.	301,252	3,925
*	OraSure Technologies Inc.	1,157,728	3,902
*	2seventy bio Inc.	780,357	3,855
*	Quanterix Corp.	585,601	3,812
*	DocGo Inc.	1,429,202	3,773
*	OmniAb Inc.	1,554,181	3,730
*	Palvella Therapeutics Inc.	132,442	3,707
*,1	Sonida Senior Living Inc.	157,591	3,670
*	Aura Biosciences Inc.	606,908	3,556
*	Atea Pharmaceuticals Inc.	1,182,761	3,536
*	Anika Therapeutics Inc.	234,839	3,530
*,1	Sana Biotechnology Inc.	2,099,333	3,527
*	Codexis Inc.	1,293,351	3,479
*,1	Allogene Therapeutics Inc.	2,359,297	3,445
*	Precigen Inc.	2,293,892	3,418
*,1	Absci Corp.	1,349,822	3,388
*	Monte Rosa Therapeutics Inc.	725,229	3,365
*,1	Ceribell Inc.	174,776	3,357
*	Nevro Corp.	574,034	3,352
*	SIGA Technologies Inc.	611,123	3,349
*	Ironwood Pharmaceuticals Inc. Class A	2,251,627	3,310
*	Eledon Pharmaceuticals Inc.	974,991	3,305
*	Entrada Therapeutics Inc.	364,448	3,295
*	Gossamer Bio Inc.	2,969,339	3,266
*	Astria Therapeutics Inc.	608,176	3,248
*	Abeona Therapeutics Inc.	678,098	3,228
*	Aquestive Therapeutics Inc.	1,106,553	3,209
*	Avita Medical Inc.	389,203	3,168
*,1	Cardiff Oncology Inc.	992,758	3,117
*	Taysha Gene Therapies Inc.	2,237,966	3,111
*	LifeMD Inc.	567,635	3,088
*	Olema Pharmaceuticals Inc.	816,315	3,069
*,1	Ocugen Inc.	4,343,483	3,068
*	Performant Healthcare Inc.	1,035,958	3,066
*	Compass Therapeutics Inc.	1,504,005	2,858
*	XOMA Royalty Corp.	143,255	2,855
*	CVRx Inc.	233,213	2,852
*,1	Tyra Biosciences Inc.	302,499	2,813
*,1	Candel Therapeutics Inc.	489,524	2,766
	National Research Corp.	214,552	2,746
*,1	Quantum-Si Inc.	2,287,158	2,745
	Utah Medical Products Inc.	48,796	2,735
*	Accuray Inc.	1,519,571	2,720
*	Aclaris Therapeutics Inc.	1,775,412	2,716
*	NeuroPace Inc.	220,783	2,713
*	Joint Corp.	214,460	2,679
*	Annexon Inc.	1,383,073	2,669
*	ACELYRIN Inc.	1,071,398	2,646
*,1	Humacyte Inc.	1,551,278	2,645
*,1	Checkpoint Therapeutics Inc.	645,617	2,608
*	Terns Pharmaceuticals Inc.	936,968	2,586
*	iTeos Therapeutics Inc.	428,055	2,556
*	Inogen Inc.	354,264	2,526
*	Corvus Pharmaceuticals Inc.	793,143	2,522
*	Personalis Inc.	677,075	2,377
*,1	Beta Bionics Inc.	191,557	2,345
*	Electromed Inc.	98,146	2,342
*	OptimizeRx Corp.	270,268	2,341
*	Definitive Healthcare Corp. Class A	804,166	2,324
*	Stereotaxis Inc.	1,315,505	2,315
*	Inhibrx Biosciences Inc.	162,507	2,273
*,1	Nutex Health Inc.	48,054	2,260
*	Voyager Therapeutics Inc.	667,461	2,256
*	Protara Therapeutics Inc.	528,758	2,253
*	Cargo Therapeutics Inc.	552,584	2,249
*	Y-mAbs Therapeutics Inc.	500,903	2,219

		Shares	Market Value ($000)
*	Rezolute Inc.	744,474	2,159
*,1	Gyre Therapeutics Inc.	273,348	2,110
*	Sanara Medtech Inc.	67,009	2,069
*,1	Sangamo Therapeutics Inc.	3,073,481	2,016
*	LENSAR Inc.	142,256	2,009
*	Tectonic Therapeutic Inc.	111,562	1,976
*,1	Monopar Therapeutics Inc.	54,088	1,969
*	Claritev Corp.	93,867	1,936
*,1	Nuvectis Pharma Inc.	195,376	1,909
*,1	Prime Medicine Inc.	952,950	1,896
*	Foghorn Therapeutics Inc.	518,511	1,893
*	Vistagen Therapeutics Inc.	746,065	1,865
*,1	Neurogene Inc.	155,504	1,821
*,1	Zenas Biopharma Inc.	229,530	1,813
*	Nektar Therapeutics	2,662,436	1,810
*	Fulcrum Therapeutics Inc.	618,199	1,780
*,1	Cidara Therapeutics Inc.	82,466	1,776
*	Orchestra BioMed Holdings Inc.	414,591	1,774
*,1	Cartesian Therapeutics Inc.	133,776	1,763
*	RAPT Therapeutics Inc.	1,440,402	1,757
*,1	Sionna Therapeutics Inc.	167,423	1,751
*	Puma Biotechnology Inc.	585,850	1,734
*,1	Inmune Bio Inc.	219,317	1,713
*	Perspective Therapeutics Inc.	799,979	1,704
*	DiaMedica Therapeutics Inc.	445,700	1,689
*	Myomo Inc.	346,162	1,665
*	Regulus Therapeutics Inc.	940,386	1,646
*	Enanta Pharmaceuticals Inc.	294,946	1,628
*	Coya Therapeutics Inc.	251,592	1,628
*	4D Molecular Therapeutics Inc.	496,207	1,603
*	InfuSystem Holdings Inc.	296,295	1,594
*	American Well Corp. Class A	201,558	1,588
*,1	Tonix Pharmaceuticals Holding Corp.	88,856	1,588
*	Editas Medicine Inc.	1,365,287	1,584
*	Neuronetics Inc.	429,323	1,580
*,1	Maze Therapeutics Inc.	142,371	1,568
*,1	Coherus Biosciences Inc.	1,919,896	1,549
*	Design Therapeutics Inc.	399,505	1,542
*	Korro Bio Inc.	85,738	1,493
*	Upstream Bio Inc.	243,957	1,493
*	KORU Medical Systems Inc.	586,023	1,489
*,1	Septerna Inc.	252,145	1,460
*	Pro-Dex Inc.	29,347	1,455
*	Alector Inc.	1,162,297	1,430
*	Zentalis Pharmaceuticals Inc.	896,551	1,426
*,1	Lexeo Therapeutics Inc.	404,869	1,405
*,1	scPharmaceuticals Inc.	532,690	1,401
*,1	Lineage Cell Therapeutics Inc.	3,012,280	1,360
*	Lyell Immunopharma Inc.	2,522,865	1,357
*	Tango Therapeutics Inc.	986,390	1,351
*	Sera Prognostics Inc. Class A	365,866	1,346
*	C4 Therapeutics Inc.	840,158	1,344
*,1	Lexicon Pharmaceuticals Inc.	2,902,599	1,338
*	Avalo Therapeutics Inc.	165,801	1,328
*	FONAR Corp.	94,631	1,326
*	Kodiak Sciences Inc.	467,880	1,312
*	Immunic Inc.	1,200,148	1,308
*,1	Monogram Technologies Inc.	441,510	1,298
*	Nkarta Inc.	704,875	1,297
*,1	MBX Biosciences Inc.	175,611	1,296
*	Neumora Therapeutics Inc.	1,284,361	1,284
*	Solid Biosciences Inc.	342,972	1,269
*	Third Harmonic Bio Inc.	363,651	1,262
*,1	Rapport Therapeutics Inc.	125,455	1,258
*	Adverum Biotechnologies Inc.	285,796	1,249
*,1	TriSalus Life Sciences Inc.	225,765	1,246
*,1	Alumis Inc.	201,551	1,238
*,1	TuHURA Biosciences Inc.	376,319	1,216
*,1	ProKidney Corp. Class A	1,375,453	1,205
*	Anixa Biosciences Inc.	420,658	1,203

		Shares	Market Value ($000)
*	MacroGenics Inc.	931,105	1,183
*,1	Seres Therapeutics Inc.	1,679,453	1,176
*,1	Alpha Teknova Inc.	225,591	1,171
*	Achieve Life Sciences Inc.	436,630	1,166
*	Kewaunee Scientific Corp.	29,380	1,157
*,1	Sagimet Biosciences Inc. Class A	352,422	1,149
*	Vaxart Inc.	2,815,129	1,146
*	Biote Corp. Class A	342,071	1,139
*	Caribou Biosciences Inc.	1,231,510	1,125
*	Atossa Therapeutics Inc.	1,667,748	1,122
*,1	SELLAS Life Sciences Group Inc.	1,028,127	1,110
*	Fate Therapeutics Inc.	1,403,918	1,109
*	Sight Sciences Inc.	459,335	1,102
*	Pliant Therapeutics Inc.	815,625	1,101
*	Larimar Therapeutics Inc.	510,244	1,097
*	Inhibikase Therapeutics Inc.	483,350	1,059
*	Instil Bio Inc.	60,755	1,055
*,1	Cassava Sciences Inc.	679,920	1,020
*	Ventyx Biosciences Inc.	873,004	1,004
*	Cabaletta Bio Inc.	712,915	987
*	Sensus Healthcare Inc.	207,423	981
*,1	Black Diamond Therapeutics Inc.	620,365	962
*,1	Genelux Corp.	355,409	960
*	XBiotech Inc.	292,547	948
*	TScan Therapeutics Inc.	673,066	929
*,1	Aardvark Therapeutics Inc.	123,590	928
*	Corbus Pharmaceuticals Holdings Inc.	174,434	926
*	Optinose Inc.	98,875	907
*	Inotiv Inc.	404,312	894
*	MediciNova Inc.	607,975	888
*	Biodesix Inc.	1,418,674	887
*,1	Assertio Holdings Inc.	1,307,570	882
*	Elutia Inc. Class A	346,528	877
*	Tela Bio Inc.	716,469	874
*	Seer Inc. Class A	517,365	874
*,1	Telomir Pharmaceuticals Inc.	261,970	846
*,1	Galectin Therapeutics Inc.	670,160	818
*	iCAD Inc.	396,115	816
*	Adicet Bio Inc.	1,079,499	815
*,1	Jasper Therapeutics Inc.	183,935	791
*,1	BioAge Labs Inc.	210,307	791
*,1	Bluebird Bio Inc.	159,569	779
*	Sutro Biopharma Inc.	1,186,947	772
*	Pyxis Oncology Inc.	782,884	767
*,1	Biomea Fusion Inc.	358,928	765
*,1	Renovaro Inc.	1,404,708	763
*	Innovage Holding Corp.	253,304	755
*	Rein Therapeutics Inc.	411,378	728
*,1	CervoMed Inc.	79,393	726
*	Atlantic International Corp.	180,180	726
*,1	OnKure Therapeutics Inc. Class A	168,135	723
*	Clearside Biomedical Inc.	783,853	720
*,1	Alto Neuroscience Inc.	328,913	710
*	Actinium Pharmaceuticals Inc.	424,314	683
*,1	Greenwich Lifesciences Inc.	71,311	680
*,1	Veru Inc.	1,373,457	673
*	Modular Medical Inc.	612,199	667
*,1	Metagenomi Inc.	484,252	659
*	Shattuck Labs Inc.	692,870	658
*	Cue Biopharma Inc.	717,200	653
*	Journey Medical Corp.	109,328	645
*,1	Zura Bio Ltd. Class A	500,323	645
*	ALT5 Sigma Corp.	163,613	635
*	Assembly Biosciences Inc.	66,356	634
*,1	CytomX Therapeutics Inc.	981,491	624
*	Inozyme Pharma Inc.	679,651	619
*	Applied Therapeutics Inc.	1,260,938	616
*	Champions Oncology Inc.	70,043	608
*	Milestone Scientific Inc.	648,093	604
*,1	Artiva Biotherapeutics Inc.	200,614	602

		Shares	Market Value ($000)
*,1	Inovio Pharmaceuticals Inc.	366,501	597
*	PMV Pharmaceuticals Inc.	540,351	589
*	Rapid Micro Biosystems Inc. Class A	223,079	589
*,1	Microbot Medical Inc.	389,650	588
*	Hyperfine Inc.	811,998	582
*	Nautilus Biotechnology Inc.	670,132	577
*	Apyx Medical Corp.	414,663	568
*	CytoSorbents Corp.	568,233	568
*	HilleVax Inc.	387,789	562
*	Vigil Neuroscience Inc.	314,330	560
*	Quince Therapeutics Inc.	418,220	556
*,1	iBio Inc.	138,401	556
*,1	Outset Medical Inc.	50,257	556
*,1	PDS Biotechnology Corp.	463,593	552
*	Kyverna Therapeutics Inc.	284,906	550
*,1	Reviva Pharmaceuticals Holdings Inc.	573,378	547
*	Cumberland Pharmaceuticals Inc.	126,562	535
*	ElectroCore Inc.	79,915	535
*	Invivyd Inc.	869,870	527
*,1	eXoZymes Inc.	50,370	526
*	Mersana Therapeutics Inc.	1,524,973	525
*,1	Scilex Holding Co.	2,094,930	521
*	Acumen Pharmaceuticals Inc.	472,172	519
*	Elicio Therapeutics Inc.	83,135	512
*	Exagen Inc.	141,951	510
*	Aerovate Therapeutics Inc.	202,519	508
*,1	Cibus Inc. Class A	264,388	494
*	Climb Bio Inc.	404,120	493
*,1	Agenus Inc.	326,677	492
*,1	Oncology Institute Inc.	422,983	482
*	Gain Therapeutics Inc.	245,475	469
*	Kronos Bio Inc.	559,541	462
*	X4 Pharmaceuticals Inc.	1,935,936	458
*	Forian Inc.	229,226	458
*	SCYNEXIS Inc.	479,862	457
*,1	Zynex Inc.	205,591	452
*,1	CAMP4 Therapeutics Corp.	110,467	442
*	Whitehawk Therapeutics Inc.	247,520	441
*,1	Immuneering Corp. Class A	289,196	440
*,1	Nutriband Inc.	71,662	439
*	HeartBeam Inc.	214,133	430
*	FibroGen Inc.	1,380,877	428
*,1	Tenaya Therapeutics Inc.	748,149	427
*	Akoya Biosciences Inc.	306,112	426
*	Spero Therapeutics Inc.	587,342	423
*	enVVeno Medical Corp.	158,336	416
*	Lucid Diagnostics Inc.	276,274	412
*,1	Karyopharm Therapeutics Inc.	109,532	410
*	Ikena Oncology Inc.	318,152	407
*,1	PepGen Inc.	289,477	407
*	Rockwell Medical Inc.	355,638	402
*	Contineum Therapeutics Inc. Class A	57,107	399
*,1	Skye Bioscience Inc.	249,751	397
*	VolitionRX Ltd.	692,342	395
*,1	Atara Biotherapeutics Inc.	66,452	395
*,1	AirSculpt Technologies Inc.	168,396	393
*,1	Firefly Neuroscience Inc.	99,218	390
*	Werewolf Therapeutics Inc.	392,161	381
*	Century Therapeutics Inc.	785,571	374
*	Vor BioPharma Inc.	519,630	373
*	Kezar Life Sciences Inc.	76,473	373
*,1	Fibrobiologics Inc.	407,674	367
*,1	Forte Biosciences Inc.	46,536	361
*	Acrivon Therapeutics Inc.	176,365	358
*	AN2 Therapeutics Inc.	261,931	356
*	Precision BioSciences Inc.	74,655	356
*	Lantern Pharma Inc.	99,265	351
*	Context Therapeutics Inc.	570,691	349
*,1	Outlook Therapeutics Inc.	281,280	343
*	Xtant Medical Holdings Inc.	719,477	338

		Shares	Market Value ($000)
*	Immix Biopharma Inc.	199,247	335
*,1	Rani Therapeutics Holdings Inc. Class A	262,827	331
*,1	Oncocyte Corp.	108,250	331
*	Vivani Medical Inc.	314,417	330
*	Harvard Bioscience Inc.	579,986	328
*	NeueHealth Inc.	47,738	323
*,1	Aligos Therapeutics Inc.	39,182	323
*	ImmuCell Corp.	66,638	319
*,1	IGM Biosciences Inc.	275,546	317
*,1	Nexalin Technology Inc.	159,878	312
*	Kalaris Therapeutics Inc.	37,330	300
*	Mural Oncology plc	236,779	298
*	Durect Corp.	363,771	292
*	Generation Bio Co.	718,076	291
*,1	Verrica Pharmaceuticals Inc.	646,525	286
*	MAIA Biotechnology Inc.	186,731	286
*	Xilio Therapeutics Inc.	393,209	285
*	Opus Genetics Inc.	288,947	284
*	Pulmatrix Inc.	42,402	282
*,1	NRX Pharmaceuticals Inc.	137,165	281
*,1	Kestra Medical Technologies Ltd.	10,976	274
*	Cara Therapeutics Inc.	53,812	273
*,1	Celularity Inc. Class A	155,085	268
*	RenovoRx Inc.	268,177	266
*	Unicycive Therapeutics Inc.	447,441	257
*	Ovid therapeutics Inc.	819,585	256
*,1	Exicure Inc.	19,033	254
*,1	ALX Oncology Holdings Inc.	404,096	252
*	Owlet Inc. Class A	65,981	243
*	Femasys Inc.	192,667	241
*,1	ModivCare Inc.	181,312	238
*,1	Fortress Biotech Inc.	152,474	238
*	Lipocine Inc.	74,283	236
*	Dare Bioscience Inc.	79,884	231
*	Allakos Inc.	1,009,952	230
*	Dyadic International Inc.	169,614	229
	Enzo Biochem Inc.	618,881	229
*,1	Coeptis Therapeutics Holdings Inc.	24,437	229
*	Vicarious Surgical Inc. Class A	34,392	226
*	American Shared Hospital Services	81,025	225
*,1	Longeveron Inc. Class A	144,272	224
*	CareCloud Inc.	158,809	221
*	DarioHealth Corp.	355,607	218
*,1	Tempest Therapeutics Inc.	295,691	218
*,3	Scilex Holding Co. (Acquired 1/23/23, Cost $5,738)	970,179	217
*,1	Surrozen Inc.	18,127	211
*,1	KALA BIO Inc.	36,501	209
*,1	Cadrenal Therapeutics Inc.	11,628	205
*	UNITY Biotechnology Inc.	194,785	203
*	NeuroOne Medical Technologies Corp.	237,439	202
*,1	Lexaria Bioscience Corp.	117,667	201
*,1	Calidi Biotherapeutics Inc.	353,380	200
*,1	Annovis Bio Inc.	130,517	196
*	BioAtla Inc.	549,449	191
*,1	NanoViricides Inc.	154,515	181
*,1	IGC Pharma Inc.	630,222	180
*,1	Cellectar Biosciences Inc.	568,753	179
*	Passage Bio Inc.	493,230	174
*	Retractable Technologies Inc.	246,784	174
*	MEI Pharma Inc.	79,554	174
*	Curis Inc.	81,339	171
*,1	CEL - SCI Corp.	723,184	167
*,1	ProPhase Labs Inc.	404,210	163
*	Rallybio Corp.	248,743	163
*	IRIDEX Corp.	164,113	162
*	VYNE Therapeutics Inc.	101,327	160
*,1	Prelude Therapeutics Inc.	207,507	159
*,1	Elevation Oncology Inc.	608,571	158
*	Armata Pharmaceuticals Inc.	106,021	155
*,1	GlycoMimetics Inc.	730,599	153

		Shares	Market Value ($000)
*,1	Envoy Medical Inc.	112,140	146
*,1	Tenax Therapeutics Inc.	22,287	146
*,1	Tevogen Bio Holdings Inc.	133,913	145
*	IN8bio Inc.	850,469	141
	Cryo-Cell International Inc.	22,128	141
*	Co-Diagnostics Inc.	444,776	138
*	Lisata Therapeutics Inc.	57,596	135
*	vTv Therapeutics Inc. Class A	7,654	133
*	Senti Biosciences Inc.	38,689	130
*	Athira Pharma Inc.	452,018	129
*,1	Q32 Bio Inc.	76,718	127
*	Minerva Neurosciences Inc.	74,257	126
*	CalciMedica Inc.	66,132	126
*,1	Spectral AI Inc.	109,230	126
*,1	DIH Holdings US Inc.	540,297	125
*,1	Cardio Diagnostics Holdings Inc.	372,518	123
*,1	Vivos Therapeutics Inc.	42,634	122
*,1	GeoVax Labs Inc.	115,156	122
*	Fractyl Health Inc.	101,641	121
*,1	Leap Therapeutics Inc.	394,334	120
*	Streamline Health Solutions Inc.	42,066	118
*,1	Citius Pharmaceuticals Inc.	78,315	117
*	Clene Inc.	37,779	116
*,1	Mira Pharmaceuticals Inc.	117,824	115
*	TherapeuticsMD Inc.	122,234	113
*	Cocrystal Pharma Inc.	76,721	109
*	Anebulo Pharmaceuticals Inc.	83,545	109
*,1	Marker Therapeutics Inc.	87,137	107
*	Carisma Therapeutics Inc.	342,628	106
*,1	Predictive Oncology Inc.	69,881	106
*	Precipio Inc.	17,645	106
*,1	Beyond Air Inc.	374,314	102
*,1	Equillium Inc.	247,430	97
*	NextCure Inc.	201,978	97
*	Actuate Therapeutics Inc.	14,358	97
*	Biomerica Inc.	169,010	96
*	Relmada Therapeutics Inc.	353,625	95
*	PharmaCyte Biotech Inc.	74,919	94
*,1	Bullfrog AI Holdings Inc.	56,160	93
*,1	SeaStar Medical Holding Corp.	55,856	93
*,1	Palatin Technologies Inc.	154,449	90
*	Serina Therapeutics Inc. (XASE)	15,611	89
*	SunLink Health Systems Inc.	83,942	84
*,1	Cognition Therapeutics Inc.	200,577	84
*	Bolt Biotherapeutics Inc.	205,537	82
*,1	SiNtx Technologies Inc.	30,430	81
*	Intensity Therapeutics Inc.	40,587	80
*	AIM ImmunoTech Inc.	620,229	76
*	Nexgel Inc.	25,653	76
*	Hookipa Pharma Inc.	69,843	75
*	MiNK Therapeutics Inc.	8,595	74
*	Ekso Bionics Holdings Inc.	179,455	72
*,1	HCW Biologics Inc.	243,158	69
*	Accelerate Diagnostics Inc.	95,333	67
*,1	NeuroMetrix Inc.	15,124	67
*	Strata Skin Sciences Inc.	23,545	62
*,1	Cosmos Health Inc.	134,834	59
*	SAB Biotherapeutics Inc.	43,810	59
*,1	BioVie Inc.	59,735	59
*,1	Dogwood Therapeutics Inc.	11,782	59
*	Lyra Therapeutics Inc.	455,832	58
*	P3 Health Partners Inc.	355,045	58
*	Aprea Therapeutics Inc.	28,562	58
*,1	Cyclerion Therapeutics Inc.	23,490	58
*	PAVmed Inc.	79,689	58
*	Spruce Biosciences Inc.	197,187	57
*	Acurx Pharmaceuticals Inc.	145,537	57
*,1	BioRestorative Therapies Inc.	29,730	53
*	Synlogic Inc.	42,476	53
*,1	Imunon Inc.	48,806	51

		Shares	Market Value ($000)
*,1	ABVC BioPharma Inc.	46,947	50
*,1	Organovo Holdings Inc.	22,374	50
*	Precision Optics Corp. Inc.	11,635	48
*,1	Cingulate Inc.	10,760	46
*	MetaVia Inc.	28,020	43
*	Talphera Inc.	81,358	40
*	Sensei Biotherapeutics Inc.	99,616	39
*,1	Hoth Therapeutics Inc.	38,804	39
*	Boundless Bio Inc.	25,927	39
*,1	Creative Medical Technology Holdings Inc.	17,629	38
*,1	Neuraxis Inc.	17,745	38
*,1	Edesa Biotech Inc.	15,702	38
*,1	Bioxcel Therapeutics Inc.	18,331	37
*,1	BioSig Technologies Inc.	59,263	36
*	Turnstone Biologics Corp.	83,400	34
*	BrainStorm Cell Therapeutics Inc.	26,734	34
*,1	Aytu BioPharma Inc.	27,888	33
*	BioCardia Inc.	12,616	32
*,1	Plus Therapeutics Inc.	32,541	31
*,1	Moleculin Biotech Inc.	30,314	30
*,1	Matinas BioPharma Holdings Inc.	58,387	30
*	Alaunos Therapeutics Inc.	20,471	30
*,1	Traws Pharma Inc.	12,911	30
*	Impact BioMedical Inc.	31,607	28
*	Xenetic Biosciences Inc.	9,797	26
*,1	Galecto Inc.	8,508	26
*,1	GT Biopharma Inc.	10,504	24
*	OneMedNet Corp.	44,500	24
*,1	Bionano Genomics Inc.	8,420	24
*,1	AquaBounty Technologies Inc.	34,020	23
*,1	Intelligent Bio Solutions Inc.	15,485	22
*,1	Longevity Health Holdings Inc.	168,369	21
[1]	Scienture Holdings Inc.	14,566	21
*,1	Silo Pharma Inc.	16,334	19
*	Indaptus Therapeutics Inc.	27,068	15
*,1,2	Aceragen Inc.	39,478	15
*	Titan Pharmaceuticals Inc.	4,103	15
*	bioAffinity Technologies Inc.	40,642	11
*,1,2	Avinger Inc.	23,802	11
*,1	Lipella Pharmaceuticals Inc.	4,314	11
*,1	Jaguar Health Inc.	2,380	11
*,1	Processa Pharmaceuticals Inc.	24,433	9
*,1	Syra Health Corp. Class A	34,247	9
*,1	Theriva Biologics Inc.	7,780	9
*,1	NAYA Biosciences Inc.	4,506	9
*,1	NanoVibronix Inc.	2,746	9
*,1	Ocean Biomedical Inc.	156,202	8
*,1	Adial Pharmaceuticals Inc.	13,159	8
*,1	Aethlon Medical Inc.	21,224	8
*	Kiora Pharmaceuticals Inc.	2,729	8
*,1	iCoreConnect Inc.	3,344	8
*,1	Venus Concept Inc.	2,950	8
*,1	Aspira Women's Health Inc.	77,703	7
*,1	Biofrontera Inc.	8,611	7
*,1	Soligenix Inc.	3,180	7
*	Synaptogenix Inc.	2,740	7
*,1	Alzamend Neuro Inc.	7,854	7
*	Evoke Pharma Inc.	2,487	7
*,1	Tivic Health Systems Inc.	2,824	7
*,1	Vincerx Pharma Inc.	14,020	7
*	Protagenic Therapeutics Inc.	31,996	6
*,1	Lixte Biotechnology Holdings Inc.	5,209	6
*,1	Innovative Eyewear Inc.	2,362	6
*,1	Tenon Medical Inc.	2,982	6
*,1	Eyenovia Inc.	5,379	6
*,1	Ernexa Therapeutics Inc.	26,099	5
*,1	Helius Medical Technologies Inc. Class A	12,598	5
*	SCWorx Corp.	6,922	5
*,1	TNF Pharmaceuticals Inc.	13,689	5
*	HeartSciences Inc.	1,916	5

		Shares	Market Value ($000)
*,1	TransCode Therapeutics Inc.	9,381	5
*,1	VSee Health Inc.	4,336	5
*,1	Genprex Inc.	14,975	4
*,1	Phio Pharmaceuticals Corp.	2,707	4
*,1	cbdMD Inc.	13,042	3
*,1	Healthcare Triangle Inc.	8,801	3
*	Estrella Immunopharma Inc.	3,716	3
*,1	Palisade Bio Inc.	4,536	3
*,1	Ensysce Biosciences Inc.	1,213	3
*,1	AEON Biopharma Inc. Class A	4,456	3
*,1	Petros Pharmaceuticals Inc.	31,811	2
*,1	Oragenics Inc.	8,866	2
*	Cyclacel Pharmaceuticals Inc.	5,796	2
*,1	Entero Therapeutics Inc.	4,535	2
*	180 Life Sciences Corp.	2,521	2
*	Nuwellis Inc.	1,926	2
*,1	iSpecimen Inc.	1,800	2
*,1	Ontrak Inc.	1,355	2
*,1	Sonnet BioTherapeutics Holdings Inc.	1,840	2
*,1	MSP Recovery Inc.	1,748	2
*,1	Qualigen Therapeutics Inc.	456	2
*,1	Conduit Pharmaceuticals Inc.	2,029	2
*	Enveric Biosciences Inc.	1,214	2
*,1	Mustang Bio Inc.	1,468	2
*,1,2	MYOS Corp. (Registered)	48,410	1
*	Ainos Inc.	1,966	1
*,2	TFF Pharmaceuticals Inc.	11,762	1
*,1	Salarius Pharmaceuticals Inc.	1,820	1
*,1	Inspire Veterinary Partners Inc. Class A	433	1
*,2	Aravive Inc.	149,018	—
*,2	OmniAb Inc. 12.5 Earnout	83,004	—
*,2	OmniAb Inc. 15 Earnout	83,004	—
*,2	MYOS Corp.	20,700	—
*	NovaBay Pharmaceuticals Inc.	392	—
*	Sonoma Pharmaceuticals Inc.	190	—
*,1	Onconetix Inc.	1,837	—
*	ReShape Lifesciences Inc.	860	—
*	LogicMark Inc.	758	—
*	Aptevo Therapeutics Inc.	56	—
*	Autonomix Medical Inc.	82	—
*	ENDRA Life Sciences Inc.	23	—
*	Applied DNA Sciences Inc.	174	—
*	CNS Pharmaceuticals Inc.	23	—
*	GRI Bio Inc.	11	—
*,1	Hepion Pharmaceuticals Inc.	979	—
*	60 Degrees Pharmaceuticals Inc.	117	—
*	Windtree Therapeutics Inc.	46	—
*,2	NeuBase Therapeutics Inc.	18,981	—
*,1	Virpax Pharmaceuticals Inc.	265	—
			12,063,262
Industrials (17.3%)
	Ferguson Enterprises Inc.	3,076,486	492,945
	Vertiv Holdings Co. Class A	5,861,468	423,198
	RB Global Inc.	2,842,703	285,123
	SS&C Technologies Holdings Inc.	3,317,720	277,129
	Watsco Inc.	536,376	272,640
	EMCOR Group Inc.	707,409	261,480
	TransUnion	3,001,407	249,087
	Carlisle Cos. Inc.	684,430	233,048
	Graco Inc.	2,605,209	217,561
	HEICO Corp.	804,211	214,877
	Booz Allen Hamilton Holding Corp.	1,949,839	203,914
*	XPO Inc.	1,803,606	194,032
	HEICO Corp. Class A	907,946	191,549
	AECOM	2,045,746	189,702
	Owens Corning	1,319,580	188,462
	Curtiss-Wright Corp.	578,301	183,478
	Comfort Systems USA Inc.	545,768	175,917
	FTAI Aviation Ltd.	1,579,364	175,357

		Shares	Market Value ($000)
	Woodward Inc.	914,147	166,823
	CNH Industrial NV	13,467,602	165,382
	Lincoln Electric Holdings Inc.	868,652	164,314
	ITT Inc.	1,252,437	161,765
*	RBC Bearings Inc.	481,670	154,987
*	Clean Harbors Inc.	780,409	153,819
*	Saia Inc.	409,413	143,061
*	Core & Main Inc. Class A	2,924,414	141,278
	BWX Technologies Inc.	1,407,780	138,877
*	API Group Corp.	3,757,600	134,372
	Mueller Industries Inc.	1,752,016	133,398
	Applied Industrial Technologies Inc.	590,893	133,152
	nVent Electric plc	2,536,566	132,967
*	CACI International Inc. Class A	345,535	126,784
	Allison Transmission Holdings Inc.	1,318,431	126,134
*	Middleby Corp.	828,110	125,856
*	Paylocity Holding Corp.	670,762	125,661
	Genpact Ltd.	2,473,273	124,603
	Acuity Inc.	472,476	124,427
	Donaldson Co. Inc.	1,842,646	123,568
	Tetra Tech Inc.	4,128,393	120,755
	Advanced Drainage Systems Inc.	1,084,701	117,853
*	ExlService Holdings Inc.	2,477,504	116,963
	Fortune Brands Innovations Inc.	1,908,611	116,196
	Regal Rexnord Corp.	1,019,461	116,066
	Crane Co.	749,651	114,832
	Toro Co.	1,550,573	112,804
*	MasTec Inc.	946,323	110,445
	Knight-Swift Transportation Holdings Inc. Class A	2,484,244	108,040
*	AZEK Co. Inc. Class A	2,208,636	107,980
*	Casella Waste Systems Inc. Class A	960,901	107,150
*	American Airlines Group Inc.	10,136,231	106,937
	WESCO International Inc.	681,737	105,874
	KBR Inc.	2,048,726	102,047
	Esab Corp.	875,743	102,024
	Simpson Manufacturing Co. Inc.	648,759	101,907
	UFP Industries Inc.	931,816	99,742
	Flowserve Corp.	2,020,658	98,689
*	Rocket Lab USA Inc.	5,389,012	96,356
*	Trex Co. Inc.	1,646,783	95,678
	Armstrong World Industries Inc.	671,331	94,577
*	Fluor Corp.	2,639,227	94,537
	Oshkosh Corp.	1,001,621	94,233
*	Alaska Air Group Inc.	1,903,188	93,675
*	Chart Industries Inc.	646,815	93,374
*	NEXTracker Inc. Class A	2,212,288	93,226
	Ryder System Inc.	644,134	92,633
*	SPX Technologies Inc.	714,127	91,965
	U-Haul Holding Co. (XNYS)	1,545,114	91,440
*	FTI Consulting Inc.	544,085	89,273
*	Kirby Corp.	883,781	89,271
	MSA Safety Inc.	605,788	88,863
	AGCO Corp.	955,147	88,418
	Valmont Industries Inc.	308,393	88,006
	JBT Marel Corp.	713,827	87,230
	Watts Water Technologies Inc. Class A	421,265	85,904
	GATX Corp.	546,267	84,819
	Science Applications International Corp.	753,564	84,603
	Robert Half Inc.	1,542,688	84,154
*	SiteOne Landscape Supply Inc.	692,313	84,074
	Landstar System Inc.	539,913	81,095
	AAON Inc.	1,037,461	81,057
	WillScot Holdings Corp.	2,839,733	78,945
	Air Lease Corp. Class A	1,588,710	76,751
	Moog Inc. Class A	435,966	75,575
	CSW Industrials Inc.	258,247	75,284
	Zurn Elkay Water Solutions Corp.	2,200,503	72,573
*	GXO Logistics Inc.	1,835,149	71,718
	Timken Co.	980,651	70,479
*	Kratos Defense & Security Solutions Inc.	2,347,770	69,705

		Shares	Market Value ($000)
	Federal Signal Corp.	937,001	68,916
	Hexcel Corp.	1,256,455	68,803
*	Dycom Industries Inc.	448,574	68,336
*	Lyft Inc. Class A	5,686,502	67,499
	Matson Inc.	508,636	65,192
*	Gates Industrial Corp. plc	3,486,006	64,177
	Exponent Inc.	774,949	62,817
	ESCO Technologies Inc.	393,848	62,669
*	Spirit AeroSystems Holdings Inc. Class A	1,797,240	61,933
*	GEO Group Inc.	2,092,108	61,110
	Mueller Water Products Inc. Class A	2,397,593	60,947
[1]	Kadant Inc.	179,569	60,499
*	Bloom Energy Corp. Class A	3,059,756	60,155
	Maximus Inc.	870,702	59,373
	Herc Holdings Inc.	435,911	58,530
*	CBIZ Inc.	762,963	57,878
	Boise Cascade Co.	587,263	57,605
	Brink's Co.	666,495	57,425
	Arcosa Inc.	744,484	57,415
*	Verra Mobility Corp. Class A	2,514,225	56,595
	Franklin Electric Co. Inc.	599,467	56,278
	EnerSys	609,601	55,827
	Sensata Technologies Holding plc	2,289,520	55,567
*	SkyWest Inc.	617,111	53,917
	MSC Industrial Direct Co. Inc. Class A	692,941	53,821
	UL Solutions Inc. Class A	953,155	53,758
	Korn Ferry	792,145	53,731
*	Sterling Infrastructure Inc.	470,539	53,270
*	Construction Partners Inc. Class A	727,996	52,321
	Enpro Inc.	320,242	51,812
[1]	QXO Inc.	3,778,246	51,157
*	AeroVironment Inc.	428,772	51,105
	Granite Construction Inc.	663,136	50,000
	Brady Corp. Class A	683,984	48,317
	Insperity Inc.	540,654	48,243
	Primoris Services Corp.	820,119	47,083
	Atmus Filtration Technologies Inc.	1,270,416	46,662
	Rush Enterprises Inc. Class A	868,496	46,386
	H&E Equipment Services Inc.	487,561	46,216
	ABM Industries Inc.	952,989	45,134
*,1	Archer Aviation Inc. Class A	6,278,346	44,639
*,1	Joby Aviation Inc.	7,407,030	44,590
*	GMS Inc.	596,404	43,639
*	Parsons Corp.	728,179	43,115
	Dun & Bradstreet Holdings Inc.	4,818,240	43,075
	Griffon Corp.	602,124	43,052
	McGrath RentCorp	374,919	41,766
*,1	Standardaero Inc.	1,567,165	41,749
*	RXO Inc.	2,183,650	41,708
	ManpowerGroup Inc.	713,439	41,294
	Alight Inc. Class A	6,894,312	40,883
*	Resideo Technologies Inc.	2,278,030	40,321
*	Amentum Holdings Inc.	2,207,983	40,185
	UniFirst Corp.	229,431	39,921
	Concentrix Corp.	708,392	39,415
	AZZ Inc.	464,211	38,813
	Terex Corp.	1,010,125	38,163
	Leonardo DRS Inc.	1,155,007	37,977
	Enerpac Tool Group Corp. Class A	845,709	37,939
	TriNet Group Inc.	478,264	37,898
*	Huron Consulting Group Inc.	254,028	36,440
	Hub Group Inc. Class A	943,322	35,063
	Trinity Industries Inc.	1,248,418	35,031
*	ACV Auctions Inc. Class A	2,465,935	34,745
*	CoreCivic Inc.	1,681,765	34,123
*	Mercury Systems Inc.	790,676	34,070
	VSE Corp.	277,243	33,266
	HNI Corp.	741,717	32,895
	Albany International Corp. Class A	475,768	32,847
	Atkore Inc.	530,581	31,830

		Shares	Market Value ($000)
*	OPENLANE Inc.	1,622,774	31,287
*	Hayward Holdings Inc.	2,211,232	30,780
*	Triumph Group Inc.	1,203,286	30,491
*	AAR Corp.	536,548	30,041
	Standex International Corp.	183,606	29,632
*	Everus Construction Group Inc.	793,645	29,436
*	MYR Group Inc.	251,941	28,492
*	Paycor HCM Inc.	1,256,858	28,204
	Werner Enterprises Inc.	960,337	28,138
*	DNOW Inc.	1,647,143	28,133
	Alamo Group Inc.	157,167	28,009
*	Gibraltar Industries Inc.	472,459	27,714
*	Clarivate plc	6,979,116	27,428
*	Hillman Solutions Corp.	3,041,061	26,731
	Argan Inc.	200,620	26,315
*	Masterbrand Inc.	1,980,502	25,865
	Hillenbrand Inc.	1,066,520	25,746
	REV Group Inc.	810,212	25,603
	ArcBest Corp.	361,588	25,521
*	Upwork Inc.	1,938,960	25,303
	CSG Systems International Inc.	417,541	25,249
	Greenbrier Cos. Inc.	488,255	25,008
	Kennametal Inc.	1,166,326	24,843
	Powell Industries Inc.	145,809	24,836
	ICF International Inc.	292,152	24,824
[1]	Tecnoglass Inc.	343,006	24,542
	Worthington Enterprises Inc.	485,489	24,318
*,1	NuScale Power Corp.	1,678,012	23,761
	Tennant Co.	293,563	23,412
*	JetBlue Airways Corp.	4,660,022	22,461
	Pitney Bowes Inc.	2,459,186	22,256
*	IES Holdings Inc.	130,377	21,527
	Lindsay Corp.	162,840	20,603
*	Sunrun Inc.	3,507,752	20,555
*,1	Avis Budget Group Inc.	262,623	19,933
*	Loar Holdings Inc.	277,088	19,576
	MillerKnoll Inc.	1,022,710	19,575
*,1	Enovix Corp.	2,510,595	18,428
	CRA International Inc.	105,739	18,314
*,1	Plug Power Inc.	13,331,023	17,997
	Interface Inc. Class A	906,141	17,978
	Vestis Corp.	1,779,789	17,620
*	Xometry Inc. Class A	695,193	17,324
*	Air Transport Services Group Inc.	769,828	17,275
	Barrett Business Services Inc.	410,599	16,896
*	Vicor Corp.	358,825	16,786
	Helios Technologies Inc.	519,833	16,681
	Schneider National Inc. Class B	727,487	16,623
*	Blue Bird Corp.	504,914	16,344
*	DXP Enterprises Inc.	197,848	16,275
*	Tutor Perini Corp.	693,155	16,067
*	Janus International Group Inc.	2,224,746	16,018
	Steelcase Inc. Class A	1,457,228	15,971
	Apogee Enterprises Inc.	342,196	15,854
*	Driven Brands Holdings Inc.	921,993	15,803
*	NV5 Global Inc.	810,350	15,615
*	MRC Global Inc.	1,317,751	15,128
*	Thermon Group Holdings Inc.	535,727	14,920
*	Legalzoom.com Inc.	1,666,021	14,344
*	Energy Recovery Inc.	899,578	14,294
*	Innodata Inc.	397,081	14,255
	Heidrick & Struggles International Inc.	322,070	13,794
	Quanex Building Products Corp.	730,847	13,586
*	Proto Labs Inc.	387,526	13,579
*	First Advantage Corp.	961,069	13,541
*	American Woodmark Corp.	224,774	13,223
*,1	Eos Energy Enterprises Inc.	3,417,812	12,919
	Kforce Inc.	263,740	12,894
	Rush Enterprises Inc. Class B	222,005	12,548
	Marten Transport Ltd.	904,551	12,410

		Shares	Market Value ($000)
*	Ducommun Inc.	213,139	12,368
*,1	Symbotic Inc. Class A	609,293	12,314
	Cadre Holdings Inc.	411,439	12,183
*	Limbach Holdings Inc.	160,101	11,923
*	Pursuit Attractions & Hospitality Inc.	331,292	11,724
	Allegiant Travel Co.	226,818	11,715
*	Healthcare Services Group Inc.	1,159,646	11,689
*	BrightView Holdings Inc.	904,470	11,613
	Astec Industries Inc.	336,652	11,598
*	Karman Holdings Inc.	344,815	11,524
	Gorman-Rupp Co.	323,390	11,351
*	Planet Labs PBC	3,323,867	11,235
*	American Superconductor Corp.	618,120	11,213
*	Array Technologies Inc.	2,279,787	11,103
*	Astronics Corp.	458,975	11,093
*	Cimpress plc	243,773	11,026
	Deluxe Corp.	690,608	10,919
*	Liquidity Services Inc.	350,790	10,878
*	V2X Inc.	221,146	10,847
	Matthews International Corp. Class A	484,735	10,781
*	Transcat Inc.	143,367	10,674
*	CECO Environmental Corp.	449,827	10,256
*	BlueLinx Holdings Inc.	131,982	9,896
*,1	U-Haul Holding Co.	144,114	9,419
*	Great Lakes Dredge & Dock Corp.	1,078,553	9,383
*,1	Intuitive Machines Inc. Class A	1,252,456	9,331
	Genco Shipping & Trading Ltd.	678,830	9,069
*	Shoals Technologies Group Inc. Class A	2,610,742	8,668
*	Willdan Group Inc.	207,667	8,456
	Douglas Dynamics Inc.	358,125	8,319
	FTAI Infrastructure Inc.	1,825,947	8,272
*	Enviri Corp.	1,239,351	8,242
	Ennis Inc.	408,517	8,207
*	JELD-WEN Holding Inc.	1,338,209	7,989
	Insteel Industries Inc.	302,593	7,958
	Miller Industries Inc.	180,248	7,637
	Columbus McKinnon Corp.	450,672	7,630
*	Sun Country Airlines Holdings Inc.	613,684	7,561
*,1	Hertz Global Holdings Inc.	1,909,259	7,522
	Wabash National Corp.	677,945	7,491
	LSI Industries Inc.	431,624	7,338
	Hyster-Yale Inc.	174,543	7,251
*	Montrose Environmental Group Inc.	503,061	7,174
	Willis Lease Finance Corp.	44,647	7,053
	National Presto Industries Inc.	76,004	6,682
	Kelly Services Inc. Class A	501,326	6,602
*	Titan International Inc.	772,120	6,478
*	Northwest Pipe Co.	156,655	6,470
	Preformed Line Products Co.	44,934	6,295
	ACCO Brands Corp.	1,501,058	6,289
*	Forward Air Corp.	312,607	6,280
*	Ameresco Inc. Class A	519,095	6,271
	Heartland Express Inc.	679,179	6,262
*	Conduent Inc.	2,299,483	6,209
	Covenant Logistics Group Inc. Class A	261,925	5,815
*	Titan Machinery Inc.	334,339	5,697
*	Frontier Group Holdings Inc.	1,273,919	5,529
*	Bowman Consulting Group Ltd.	240,286	5,245
	Allient Inc.	235,085	5,167
	Luxfer Holdings plc	418,455	4,963
*	Franklin Covey Co.	178,403	4,927
*	Byrna Technologies Inc.	286,147	4,819
*	Graham Corp.	165,873	4,780
*	Matrix Service Co.	383,983	4,773
*,1	Fluence Energy Inc.	973,443	4,721
*	Manitowoc Co. Inc.	547,175	4,700
	Global Industrial Co.	205,280	4,598
	Park Aerospace Corp.	332,905	4,478
*,1	Sky Harbour Group Corp. Class A	343,507	4,469
*	Distribution Solutions Group Inc.	158,157	4,428

		Shares	Market Value ($000)
*	3D Systems Corp.	2,074,109	4,397
*	Radiant Logistics Inc.	684,650	4,211
	Shyft Group Inc.	519,622	4,204
*	Hudson Technologies Inc.	653,907	4,035
*	Asure Software Inc.	419,340	4,005
*,1	KULR Technology Group Inc.	2,917,812	3,852
*,1	ChargePoint Holdings Inc.	6,300,454	3,812
*	TaskUS Inc. Class A	269,920	3,679
*	Custom Truck One Source Inc.	847,660	3,577
*	AerSale Corp.	475,741	3,563
*,1	Microvast Holdings Inc.	2,875,938	3,365
	Resources Connection Inc.	498,251	3,259
*	TrueBlue Inc.	611,858	3,249
*	Mistras Group Inc.	294,816	3,119
*,1	Centuri Holdings Inc.	186,840	3,062
*,1	Redwire Corp.	362,199	3,003
*	BlackSky Technology Inc. Class A	386,299	2,986
	Karat Packaging Inc.	110,451	2,936
*	L B Foster Co. Class A	148,614	2,925
*	Orion Group Holdings Inc.	555,475	2,905
	Universal Logistics Holdings Inc.	106,828	2,803
*,1	Spire Global Inc.	343,638	2,780
*	Mobile Infrastructure Corp. Class A	666,619	2,780
*	Mayville Engineering Co. Inc.	203,737	2,736
*	Hyliion Holdings Corp.	1,945,237	2,723
	Park-Ohio Holdings Corp.	124,171	2,682
*	GrafTech International Ltd.	3,056,396	2,673
*	Blade Air Mobility Inc.	970,949	2,651
	Quad/Graphics Inc.	479,559	2,614
*,1	Eve Holding Inc.	735,492	2,442
	Pangaea Logistics Solutions Ltd.	512,373	2,439
	Eastern Co.	88,712	2,246
	Omega Flex Inc.	64,125	2,230
*,1	Power Solutions International Inc.	82,298	2,080
*,1	Richtech Robotics Inc. Class B	1,032,523	2,044
*	Proficient Auto Logistics Inc.	242,153	2,027
	Concrete Pumping Holdings Inc.	356,950	1,949
*	Gencor Industries Inc.	149,530	1,818
*,1	INNOVATE Corp.	228,934	1,793
*,1	Desktop Metal Inc. Class A	357,142	1,754
[1]	Alta Equipment Group Inc.	371,262	1,741
	Acme United Corp.	42,983	1,703
*,1	Palladyne AI Corp.	282,720	1,662
*	Perma-Fix Environmental Services Inc.	210,299	1,529
*,1	FuelCell Energy Inc.	332,039	1,524
*	Forrester Research Inc.	162,952	1,506
*,1	Amprius Technologies Inc.	560,576	1,502
*	Net Power Inc.	563,815	1,483
*,1	AirJoule Technologies Corp. Class A	314,604	1,450
	Virco Manufacturing Corp.	150,864	1,427
*	RCM Technologies Inc.	91,076	1,421
*,1	Wheels Up Experience Inc.	1,381,563	1,395
*	NN Inc.	615,407	1,391
*,1	Virgin Galactic Holdings Inc.	454,813	1,378
*	Taylor Devices Inc.	41,467	1,338
	EVI Industries Inc.	79,315	1,331
*,1	Blink Charging Co.	1,423,370	1,306
*	Hurco Cos. Inc.	84,039	1,303
*	Skillsoft Corp.	67,091	1,291
*	Perma-Pipe International Holdings Inc.	97,603	1,213
	Twin Disc Inc.	158,583	1,200
*,1	SES AI Corp. Class A	2,299,291	1,197
*	Resolute Holdings Management Inc.	37,495	1,175
*	Ocean Power Technologies Inc.	2,573,294	1,173
*	FreightCar America Inc.	208,608	1,154
*	PAMT Corp.	93,486	1,135
	NL Industries Inc.	134,129	1,060
*	Innovative Solutions & Support Inc.	164,179	1,033
*	Team Inc.	59,986	1,015
*,1	SKYX Platforms Corp.	863,123	984

		Shares	Market Value ($000)
*	Alpha Pro Tech Ltd.	194,654	973
*,1	Energy Vault Holdings Inc.	1,399,793	973
	TTEC Holdings Inc.	294,053	967
*,1	FiscalNote Holdings Inc.	1,165,237	942
*,1	NeoVolta Inc.	402,657	874
*,1	Stem Inc.	2,483,048	870
*	Ultralife Corp.	148,995	802
	HireQuest Inc.	64,589	769
	Espey Manufacturing & Electronics Corp.	26,233	712
*,1	Falcon's Beyond Global Inc. Class A	81,027	707
*	Markforged Holding Corp.	148,998	697
*,1	Complete Solaria Inc.	442,860	686
*	DLH Holdings Corp.	167,461	678
*	VirTra Inc.	163,694	666
*	Mastech Digital Inc.	64,171	655
*	Babcock & Wilcox Enterprises Inc.	890,338	599
*	BGSF Inc.	146,036	537
*	Quest Resource Holding Corp.	205,544	534
*	CPI Aerostructures Inc.	152,363	529
*,1	TPI Composites Inc.	642,990	518
*	Commercial Vehicle Group Inc.	429,381	494
*	Nixxy Inc.	236,350	428
*	Southland Holdings Inc.	141,533	423
*	Ideal Power Inc.	78,261	407
*	Broadwind Inc.	275,644	400
*	Mesa Air Group Inc.	474,206	371
*	ClearSign Technologies Corp.	493,489	370
*	Fuel Tech Inc.	347,857	365
*,1	Beam Global	178,909	365
*,1	Surf Air Mobility Inc.	131,306	351
*,1	Bridger Aerospace Group Holdings Inc.	296,852	335
*	Air T Inc.	19,387	328
*	Hudson Global Inc.	30,771	328
*	Orion Energy Systems Inc.	453,956	327
*	Westwater Resources Inc.	592,292	327
*	GEE Group Inc.	1,612,349	326
*	Optex Systems Holdings Inc.	53,636	305
*,1	LanzaTech Global Inc.	1,218,417	295
*	TechPrecision Corp.	125,690	289
*	Flux Power Holdings Inc.	160,450	276
*,1	374Water Inc.	807,554	275
	CompX International Inc.	12,843	266
*,1	Laser Photonics Corp.	84,758	260
	Pioneer Power Solutions Inc.	84,350	252
*	Jewett-Cameron Trading Co. Ltd.	53,321	245
*	Where Food Comes From Inc.	21,339	236
*	FTC Solar Inc.	81,859	235
*	flyExclusive Inc.	69,023	215
*,1	ESS Tech Inc.	62,732	205
*,1	Sidus Space Inc. Class A	134,213	199
*	Air Industries Group	53,709	187
*,1	Xos Inc.	57,084	172
*	SIFCO Industries Inc.	59,551	164
*	Tigo Energy Inc.	176,330	148
*,1	Agrify Corp.	8,174	143
*,1	Advent Technologies Holdings Inc.	33,349	140
	Chicago Rivet & Machine Co.	12,203	133
*,1	Bitcoin Depot Inc.	87,067	131
*	Nephros Inc.	72,338	124
*,1	Energy Focus Inc.	63,077	116
*	Hydrofarm Holdings Group Inc.	57,765	109
*,1	Knightscope Inc. Class A	37,048	104
*,1	Odyssey Marine Exploration Inc. Class B	247,703	99
*	Aqua Metals Inc.	51,967	97
*,1	Greenwave Technology Solutions Inc.	392,969	93
*,1	Shimmick Corp.	50,737	91
*,1	Zeo Energy Corp.	59,063	89
*	Nuburu Inc.	369,961	70
*,1	Nauticus Robotics Inc.	67,581	62
*,1	Stardust Power Inc.	129,088	61

		Shares	Market Value ($000)
*,1	Jet.AI Inc.	14,314	60
*,1	Momentus Inc.	29,203	58
*	TOMI Environmental Solutions Inc.	66,377	54
*,1	LiqTech International Inc.	31,286	47
*	Urban-Gro Inc.	111,102	45
*	Avalon Holdings Corp. Class A	15,500	44
*,1	Polar Power Inc.	11,445	28
*,1	Volato Group Inc. Class A	14,238	25
*	iPower Inc.	48,974	24
*	ConnectM Technology Solutions Inc.	43,282	24
*,1	Solidion Technology Inc.	179,690	22
*	FGI Industries Ltd.	24,551	19
*,1	Energous Corp.	68,443	19
*	DSS Inc.	21,730	19
*	Professional Diversity Network Inc.	7,502	19
*	Art's-Way Manufacturing Co. Inc.	10,164	16
*	Dragonfly Energy Holdings Corp.	13,868	14
*	SolarMax Technology Inc.	4,635	6
*,1	Safe & Green Holdings Corp.	9,778	5
*,1,2	Staffing 360 Solutions Inc.	3,099	5
*	Servotronics Inc.	154	2
*,1	Singularity Future Technology Ltd.	681	1
*,1	Nuvve Holding Corp.	445	1
*,1	AgEagle Aerial Systems Inc.	1,155	1
*,2	FTE Networks Inc.	82,837	—
*,1,2	Hyzon Motors Inc. Class A	24,393	—
*,2	ShiftPixy Inc.	19	—
*,2	Hyperscale Data Inc. (XNYS)	13	—
*	Hyperscale Data Inc. (XASE)	19	—
*	Expion360 Inc.	392	—
			17,570,250
Information Technology (16.7%)
*,1	MicroStrategy Inc. Class A	3,670,278	1,058,031
*	AppLovin Corp. Class A	3,430,184	908,896
	Marvell Technology Inc.	13,325,086	820,426
*	Snowflake Inc. Class A	5,078,048	742,207
*	Atlassian Corp. Class A	2,524,864	535,801
*	Cloudflare Inc. Class A	4,740,404	534,196
*	Datadog Inc. Class A	4,822,433	478,434
*	HubSpot Inc.	802,884	458,680
*	Zoom Communications Inc.	4,027,576	297,114
*	Zscaler Inc.	1,463,457	290,379
*	Nutanix Inc. Class A	3,837,477	267,894
*	Okta Inc.	2,517,546	264,896
*	Docusign Inc.	3,104,590	252,714
*	Guidewire Software Inc.	1,286,198	240,982
*	Twilio Inc. Class A	2,360,636	231,130
*	Dynatrace Inc.	4,609,497	217,338
*	Pure Storage Inc. Class A	4,763,973	210,901
	Entegris Inc.	2,325,833	203,464
*	MongoDB Inc.	1,147,826	201,329
*	Flex Ltd.	5,898,427	195,120
*	Manhattan Associates Inc.	940,584	162,759
*	Coherent Corp.	2,384,742	154,865
*	Samsara Inc. Class A	3,895,361	149,309
*	Ciena Corp.	2,184,472	132,008
	TD SYNNEX Corp.	1,159,891	120,582
*	Elastic NV	1,341,588	119,535
*	Kyndryl Holdings Inc.	3,579,068	112,383
*	Lattice Semiconductor Corp.	2,121,797	111,288
*	Fabrinet	553,894	109,400
*	Procore Technologies Inc.	1,644,237	108,553
*	Aurora Innovation Inc. Class A	16,047,029	107,916
*	Commvault Systems Inc.	678,588	107,054
*	Qorvo Inc.	1,437,356	104,079
	Universal Display Corp.	679,304	94,749
	Bentley Systems Inc. Class B	2,370,125	93,241
*	Confluent Inc. Class A	3,977,341	93,229
*	Onto Innovation Inc.	760,345	92,260

		Shares	Market Value ($000)
*	MACOM Technology Solutions Holdings Inc.	915,136	91,861
*	Credo Technology Group Holding Ltd.	2,218,750	89,105
*	Gitlab Inc. Class A	1,893,447	88,992
*	Dropbox Inc. Class A	3,326,494	88,851
*	Unity Software Inc.	4,525,292	88,650
*	ACI Worldwide Inc.	1,612,518	88,221
*	Clearwater Analytics Holdings Inc. Class A	3,288,989	88,145
	Badger Meter Inc.	452,804	86,146
*	Rambus Inc.	1,638,548	84,836
*	Sandisk Corp.	1,773,482	84,435
*	Arrow Electronics Inc.	801,786	83,249
	MKS Instruments Inc.	1,031,879	82,705
*	SentinelOne Inc. Class A	4,533,581	82,421
*	Rubrik Inc. Class A	1,342,347	81,856
[1]	InterDigital Inc.	394,729	81,610
*	Cirrus Logic Inc.	817,861	81,504
*	Appfolio Inc. Class A	357,847	78,691
	Cognex Corp.	2,623,158	78,249
*	SPS Commerce Inc.	584,140	77,533
	Dolby Laboratories Inc. Class A	942,364	75,681
	Vontier Corp.	2,289,321	75,204
*	Q2 Holdings Inc.	937,867	75,039
	Littelfuse Inc.	381,166	74,991
*	Itron Inc.	691,284	72,419
*	Qualys Inc.	561,866	70,756
*	Novanta Inc.	552,284	70,621
*	Varonis Systems Inc.	1,727,131	69,862
*	Box Inc. Class A	2,215,164	68,360
*	UiPath Inc. Class A	6,527,175	67,230
*,1	IonQ Inc.	3,028,525	66,840
*	Lumentum Holdings Inc.	1,068,334	66,600
*	CCC Intelligent Solutions Holdings Inc.	7,303,261	65,948
*	Tenable Holdings Inc.	1,839,208	64,336
*	Sanmina Corp.	831,404	63,336
	Avnet Inc.	1,316,950	63,332
*	Insight Enterprises Inc.	419,702	62,951
*	BILL Holdings Inc.	1,360,269	62,423
	Belden Inc.	616,501	61,804
*	Workiva Inc. Class A	792,788	60,181
*,1	MARA Holdings Inc.	5,217,637	60,003
*	Silicon Laboratories Inc.	496,673	55,910
	Advanced Energy Industries Inc.	576,017	54,900
*	Plexus Corp.	414,546	53,116
*	Allegro MicroSystems Inc.	2,000,135	50,263
	Pegasystems Inc.	693,235	48,194
*	Intapp Inc.	823,027	48,048
*	DXC Technology Co.	2,767,448	47,185
*	OSI Systems Inc.	241,691	46,970
*	Semtech Corp.	1,319,827	45,402
*,1	SoundHound AI Inc. Class A	5,557,399	45,126
*	SiTime Corp.	294,439	45,011
*	Zeta Global Holdings Corp. Class A	3,263,660	44,255
	Power Integrations Inc.	866,222	43,744
*	ASGN Inc.	685,937	43,228
*	Mirion Technologies Inc. Class A	2,912,458	42,231
*	Alarm.com Holdings Inc.	750,144	41,746
*	Freshworks Inc. Class A	2,891,620	40,801
*	nCino Inc.	1,435,913	39,445
	Crane NXT Co.	764,217	39,281
*	BlackLine Inc.	805,525	39,004
*	Viavi Solutions Inc.	3,436,228	38,451
*	Synaptics Inc.	602,646	38,401
*	Braze Inc. Class A	1,055,033	38,066
	Clear Secure Inc. Class A	1,441,608	37,352
*	C3.ai Inc. Class A	1,751,157	36,862
*	PAR Technology Corp.	599,802	36,792
*	Klaviyo Inc. Class A	1,211,079	36,647
*	Blackbaud Inc.	588,860	36,539
	Progress Software Corp.	666,925	34,353
*	FormFactor Inc.	1,202,379	34,015

		Shares	Market Value ($000)
*	Teradata Corp.	1,481,863	33,312
*	DigitalOcean Holdings Inc.	990,528	33,074
*	Riot Platforms Inc.	4,602,161	32,767
*	TTM Technologies Inc.	1,582,416	32,455
*	Impinj Inc.	356,375	32,323
*	Five9 Inc.	1,171,732	31,813
*	Calix Inc.	897,092	31,793
	Amkor Technology Inc.	1,758,908	31,766
*	Core Scientific Inc.	4,347,916	31,479
*	Diodes Inc.	719,510	31,061
*	Ambarella Inc.	604,308	30,415
*,1	Rigetti Computing Inc.	3,798,356	30,083
*	RingCentral Inc. Class A	1,213,426	30,044
*	DoubleVerify Holdings Inc.	2,186,673	29,236
*,1	Cleanspark Inc.	4,276,524	28,738
*	Vertex Inc. Class A	810,227	28,366
	Vishay Intertechnology Inc.	1,748,762	27,805
*	Extreme Networks Inc.	2,068,547	27,367
*	Alkami Technology Inc.	1,037,647	27,238
	Kulicke & Soffa Industries Inc.	812,292	26,789
*	LiveRamp Holdings Inc.	1,017,241	26,591
*	Rapid7 Inc.	987,562	26,180
*	Diebold Nixdorf Inc.	587,600	25,690
*	IPG Photonics Corp.	403,618	25,484
*	PagerDuty Inc.	1,390,882	25,411
*	Agilysys Inc.	347,965	25,241
*	ePlus Inc.	411,000	25,083
*	Axcelis Technologies Inc.	504,659	25,066
*,1	D-Wave Quantum Inc.	3,228,034	24,533
*	NetScout Systems Inc.	1,110,378	23,329
*	AvePoint Inc.	1,603,818	23,159
	Adeia Inc.	1,702,418	22,506
*	Informatica Inc. Class A	1,274,630	22,242
*	NCR Voyix Corp.	2,268,023	22,113
	Benchmark Electronics Inc.	560,052	21,299
*	Knowles Corp.	1,374,434	20,891
*	Photronics Inc.	979,246	20,329
[1]	Ubiquiti Inc.	65,327	20,261
*	Astera Labs Inc.	322,986	19,273
*	Appian Corp. Class A	666,435	19,200
*	Asana Inc. Class A	1,313,585	19,139
	CTS Corp.	450,984	18,738
	A10 Networks Inc.	1,142,606	18,670
*	CommScope Holding Co. Inc.	3,363,115	17,858
*	ACM Research Inc. Class A	764,745	17,849
*	Rogers Corp.	262,578	17,732
*	Veeco Instruments Inc.	882,590	17,722
*,1	SailPoint Inc.	939,847	17,622
*	Sprout Social Inc. Class A	798,665	17,563
*	Harmonic Inc.	1,814,225	17,398
*	Verint Systems Inc.	965,544	17,235
*	Onestream Inc. Class A	804,374	17,165
*	Digi International Inc.	560,466	15,598
*	Arlo Technologies Inc.	1,575,374	15,549
	SolarWinds Corp.	839,445	15,471
*,1	Applied Digital Corp.	2,723,804	15,308
*	Grid Dynamics Holdings Inc.	970,468	15,188
*	Ultra Clean Holdings Inc.	702,442	15,039
*	Hut 8 Corp.	1,280,263	14,877
*,1	SolarEdge Technologies Inc.	910,488	14,732
*	Sprinklr Inc. Class A	1,751,072	14,621
*	Penguin Solutions Inc.	834,059	14,488
	Bel Fuse Inc. Class B	189,459	14,183
*	Viasat Inc.	1,324,848	13,805
*,1	ServiceTitan Inc. Class A	142,181	13,523
*,1	Quantum Computing Inc.	1,650,098	13,201
	Napco Security Technologies Inc.	571,513	13,156
*	MaxLinear Inc. Class A	1,206,925	13,107
*,1	Terawulf Inc.	4,791,822	13,082
*	PROS Holdings Inc.	680,778	12,955

		Shares	Market Value ($000)
*	Amplitude Inc. Class A	1,259,439	12,834
*	Fastly Inc. Class A	2,018,568	12,778
*	NextNav Inc.	1,026,692	12,495
	PC Connection Inc.	193,412	12,073
*	Jamf Holding Corp.	984,432	11,961
*	Ichor Holdings Ltd.	526,110	11,895
	Hackett Group Inc.	386,213	11,285
*	Applied Optoelectronics Inc.	717,046	11,007
*	NETGEAR Inc.	445,917	10,907
*	ScanSource Inc.	317,145	10,786
*	Porch Group Inc.	1,474,846	10,752
*	Cohu Inc.	728,613	10,718
*	Yext Inc.	1,726,875	10,638
*	Olo Inc. Class A	1,738,964	10,503
*	Blend Labs Inc. Class A	3,049,651	10,216
*	Couchbase Inc.	640,923	10,095
*	Powerfleet Inc.	1,812,047	9,948
*	ADTRAN Holdings Inc.	1,139,666	9,938
*	CEVA Inc.	366,554	9,387
*	Alpha & Omega Semiconductor Ltd.	375,428	9,333
*	PDF Solutions Inc.	482,732	9,225
[1]	Xerox Holdings Corp.	1,853,580	8,953
	OneSpan Inc.	566,020	8,632
*	I3 Verticals Inc. Class A	346,126	8,539
*	FARO Technologies Inc.	301,302	8,226
*	Cipher Mining Inc.	3,472,774	7,987
*	N-able Inc.	1,117,414	7,922
	Logility Supply Chain Solutions Inc.	536,780	7,654
*	Meridianlink Inc.	411,794	7,631
*	Enfusion Inc. Class A	683,313	7,619
*	Daktronics Inc.	625,028	7,613
*,1	Wolfspeed Inc.	2,408,968	7,371
*	Eastman Kodak Co.	1,148,681	7,260
*	Weave Communications Inc.	640,556	7,104
	Red Violet Inc.	180,999	6,804
*	E2open Parent Holdings Inc.	3,387,871	6,776
	Climb Global Solutions Inc.	60,378	6,687
*	Consensus Cloud Solutions Inc.	279,074	6,441
[1]	CompoSecure Inc. Class A	591,955	6,435
*	Corsair Gaming Inc.	719,464	6,374
*	Ouster Inc.	669,320	6,010
*	Mitek Systems Inc.	724,347	5,976
*	BigCommerce Holdings Inc.	1,031,781	5,943
*	nLight Inc.	759,404	5,901
*	Kimball Electronics Inc.	351,944	5,789
*	Daily Journal Corp.	14,241	5,664
*	Ribbon Communications Inc.	1,423,193	5,579
*	Clearfield Inc.	186,825	5,552
*,1	indie Semiconductor Inc. Class A	2,660,277	5,414
*	Xperi Inc.	694,784	5,364
*,1	Red Cat Holdings Inc.	909,668	5,349
*	Evolv Technologies Holdings Inc.	1,704,321	5,317
*	Unisys Corp.	1,152,516	5,290
*	Cerence Inc.	658,441	5,202
*	Ooma Inc.	391,785	5,128
*	SEMrush Holdings Inc. Class A	520,533	4,857
	NVE Corp.	75,167	4,791
*	Vishay Precision Group Inc.	194,656	4,689
*,1	BigBear.ai Holdings Inc.	1,517,655	4,340
*,1	Navitas Semiconductor Corp. Class A	2,104,115	4,313
*	8x8 Inc.	2,114,927	4,230
*,1	MicroVision Inc.	3,405,917	4,223
*	Digital Turbine Inc.	1,460,173	3,964
*,1	Exodus Movement Inc. Class A	86,617	3,962
*	Domo Inc. Class B	500,950	3,887
[1]	ReposiTrak Inc.	191,260	3,877
*	Turtle Beach Corp.	260,978	3,724
*	Backblaze Inc. Class A	753,392	3,639
	Methode Electronics Inc.	561,938	3,585
*	Aviat Networks Inc.	186,341	3,572

		Shares	Market Value ($000)
	Immersion Corp.	470,383	3,566
*,1	Aeva Technologies Inc.	461,443	3,230
*,1	Aehr Test Systems	440,153	3,209
*	SmartRent Inc. Class A	2,630,978	3,183
*,1	Digimarc Corp.	237,970	3,051
*	EverCommerce Inc.	302,185	3,046
*	Viant Technology Inc. Class A	240,622	2,986
*	ON24 Inc.	547,848	2,849
*	Arteris Inc.	407,329	2,815
*	Rimini Street Inc.	732,419	2,549
*,1	Tucows Inc. Class A	146,382	2,471
	Richardson Electronics Ltd.	219,842	2,453
*,1	SkyWater Technology Inc.	338,394	2,399
*	Kaltura Inc.	1,272,895	2,393
*	SoundThinking Inc.	135,097	2,290
*,1	Coreweave Inc. Class A	61,660	2,286
	Frequency Electronics Inc.	144,302	2,258
*	Expensify Inc. Class A	729,696	2,218
*	Kopin Corp.	2,373,104	2,212
*,1	Vuzix Corp.	1,059,845	2,162
*	Rackspace Technology Inc.	1,171,325	1,980
*,1	Lightwave Logic Inc.	1,916,617	1,965
*	BK Technologies Corp.	47,835	1,876
	Information Services Group Inc.	476,239	1,862
*	CPI Card Group Inc.	63,608	1,855
*	Telos Corp.	755,369	1,798
*,1	Atomera Inc.	439,222	1,757
*,1	Blaize Holdings Inc.	863,873	1,745
*,1	908 Devices Inc.	382,134	1,712
	CSP Inc.	109,252	1,676
[2]	Intevac Inc.	418,456	1,674
*	CS Disco Inc.	399,811	1,635
*	CoreCard Corp.	84,857	1,588
*	M-Tron Industries Inc.	35,560	1,584
*,1	TSS Inc.	195,485	1,535
*	Inseego Corp.	186,394	1,523
*	eGain Corp.	306,912	1,489
*	WM Technology Inc.	1,294,586	1,463
*,1	Neonode Inc.	179,600	1,462
*	Synchronoss Technologies Inc.	133,473	1,454
*	Genasys Inc.	588,706	1,336
*,1	Rekor Systems Inc.	1,500,337	1,330
*	Everspin Technologies Inc.	250,166	1,276
*,1	Quantum Corp.	86,883	1,249
*,1	Unusual Machines Inc.	194,546	1,245
*,1	Veritone Inc.	533,160	1,240
*	inTEST Corp.	170,452	1,191
*	Upland Software Inc.	413,665	1,183
*	KVH Industries Inc.	220,329	1,166
*	Lantronix Inc.	461,302	1,149
*	AudioEye Inc.	102,550	1,138
*,1	Ondas Holdings Inc.	1,018,508	1,090
*,1	QuickLogic Corp.	209,178	1,069
*,1	Datavault AI Inc.	1,242,446	1,055
*	Identiv Inc.	325,076	1,037
*,1	Airship AI Holdings Inc.	260,233	1,005
*,1	Phunware Inc.	330,347	975
*	LightPath Technologies Inc. Class A	474,963	955
*,1	LivePerson Inc.	1,122,286	897
*	Amtech Systems Inc.	175,185	846
*	AXT Inc.	598,651	844
*	Franklin Wireless Corp.	146,912	839
*	Crexendo Inc.	169,072	823
*	Research Solutions Inc.	315,892	821
*	AstroNova Inc.	87,800	807
*,1	GCT Semiconductor Holding Inc.	490,160	804
*	Intellicheck Inc.	243,594	738
*	Comtech Telecommunications Corp.	435,297	696
*,1	Wrap Technologies Inc.	405,134	693
*,1	Castellum Inc.	612,284	649

		Shares	Market Value ($000)
*,1	authID Inc.	124,360	603
*	Inuvo Inc.	1,457,319	517
*	Airgain Inc.	152,243	513
*	GSI Technology Inc.	249,399	506
*	One Stop Systems Inc.	218,264	506
*	Sono-Tek Corp.	138,125	503
*	RF Industries Ltd.	105,170	493
*	Coda Octopus Group Inc.	75,655	472
*	Research Frontiers Inc.	411,436	465
*	Pixelworks Inc.	738,058	463
*,1	Nukkleus Inc.	38,779	461
*	NetSol Technologies Inc.	188,484	456
*	TransAct Technologies Inc.	123,342	454
*,1	Silvaco Group Inc.	99,180	452
*	Key Tronic Corp.	156,477	404
*	LGL Group Inc.	61,008	398
*,1	Veea Inc.	255,661	381
*	Duos Technologies Group Inc.	65,844	371
*,1	MultiSensor AI Holdings Inc.	387,059	360
*	WidePoint Corp.	102,130	340
*,1	VirnetX Holding Corp.	45,281	335
*	ACCESS Newswire Inc.	36,699	324
*	Data I/O Corp.	131,906	323
*	CVD Equipment Corp.	100,702	309
[1]	Ingram Micro Holding Corp.	17,446	309
*,1	AmpliTech Group Inc.	194,536	302
*	Aware Inc.	182,524	288
*	Optical Cable Corp.	101,263	283
*,1	Scantech AI Systems Inc.	138,655	281
*	CPS Technologies Corp.	164,742	262
*	Electro-Sensors Inc.	51,424	226
*	Trio-Tech International	36,381	218
*,1	BTCS Inc.	128,540	193
*,1	DatChat Inc.	47,900	185
*	Glimpse Group Inc.	146,638	170
*	Data Storage Corp.	45,382	165
*	Bridgeline Digital Inc.	110,790	164
*,1	Focus Universal Inc.	37,500	156
*	Intellinetics Inc.	12,341	153
*,1	Interlink Electronics Inc.	23,810	152
*,1	Intrusion Inc.	122,372	137
*	Blackboxstocks Inc.	39,297	132
*	Cambium Networks Corp.	156,165	110
*,1	CXApp Inc.	114,278	103
*,1	Thumzup Media Corp.	24,535	99
*	SigmaTron International Inc.	77,301	97
*,1	Mawson Infrastructure Group Inc.	187,673	93
*,1	Urgent.ly Inc.	19,504	91
*	Astrotech Corp.	13,863	90
*	Universal Security Instruments Inc.	47,378	84
*	Socket Mobile Inc.	67,150	76
*,1	VerifyMe Inc.	106,857	73
*,1	CYNGN Inc.	15,776	71
[1]	ClearOne Inc.	114,784	67
*,1	Smith Micro Software Inc.	90,659	66
*,1	reAlpha Tech Corp.	57,800	63
*	Movano Inc.	34,200	63
*,1	Foxx Development Holdings Inc.	12,100	58
	Taitron Components Inc. Class A	21,640	55
*,1	Greenidge Generation Holdings Inc. Class A	73,177	54
*,1	Mobix Labs Inc. Class A	52,676	47
*	Nortech Systems Inc.	4,884	46
*,1	XTI Aerospace Inc.	41,742	46
*,1	Forward Industries Inc.	10,128	42
*,1	AEye Inc.	72,262	41
*	Marin Software Inc.	30,216	41
*,1	NextTrip Inc.	5,427	31
*,1	Soluna Holdings Inc.	40,760	26
*,1	Boxlight Corp. Class A	17,561	26
*,1	Syntec Optics Holdings Inc.	18,085	22

		Shares	Market Value ($000)
*,1	Brand Engagement Network Inc.	63,991	22
*,2	SRAX Inc.	284,252	20
*,1	LM Funding America Inc.	16,506	20
	Network-1 Technologies Inc.	13,705	18
*,1	CISO Global Inc.	39,262	17
*,1	Iveda Solutions Inc.	5,965	13
*	Sonim Technologies Inc.	6,017	13
*,1	T Stamp Inc. Class A	2,949	6
*	Bio-key International Inc.	6,653	5
*,1	Oblong Inc.	1,135	4
*,1	FOXO Technologies Inc.	24,238	3
*	Peraso Inc.	4,690	3
*	Verb Technology Co. Inc.	342	2
*,1	Digital Ally Inc.	30,556	1
*	Sobr Safe Inc.	1,355	1
*,1	Auddia Inc.	364	1
*	Actelis Networks Inc.	200	—
*	Gryphon Digital Mining Inc.	1,200	—
			16,883,289
Materials (5.0%)
	CRH plc	10,461,124	920,265
	Reliance Inc.	833,614	240,706
	RPM International Inc.	1,979,966	229,042
	Royal Gold Inc.	1,012,547	165,562
	Crown Holdings Inc.	1,801,307	160,785
	AptarGroup Inc.	1,024,004	151,942
	United States Steel Corp.	3,470,992	146,684
	Carpenter Technology Corp.	768,932	139,315
	Berry Global Group Inc.	1,785,620	124,654
	Alcoa Corp.	3,976,810	121,293
	Graphic Packaging Holding Co.	4,612,310	119,736
*	ATI Inc.	2,194,708	114,191
	Eagle Materials Inc.	512,192	113,671
*	Axalta Coating Systems Ltd.	3,346,470	111,002
	Celanese Corp.	1,686,421	95,738
	Louisiana-Pacific Corp.	962,323	88,514
	Balchem Corp.	499,024	82,838
	FMC Corp.	1,921,528	81,069
	Commercial Metals Co.	1,749,112	80,477
*	Knife River Corp.	872,643	78,721
	Element Solutions Inc.	3,418,996	77,304
	Sonoco Products Co.	1,503,065	71,005
	Cabot Corp.	830,429	69,042
	NewMarket Corp.	116,874	66,203
	Sealed Air Corp.	2,230,049	64,448
	Silgan Holdings Inc.	1,245,990	63,695
*	Cleveland-Cliffs Inc.	7,451,093	61,248
*	Coeur Mining Inc.	9,797,257	58,000
	Hecla Mining Co.	9,764,087	54,288
	Avient Corp.	1,416,144	52,624
	Westlake Corp.	517,623	51,778
	Sensient Technologies Corp.	657,450	48,934
	HB Fuller Co.	846,241	47,491
*,1	MP Materials Corp.	1,851,262	45,189
	Ashland Inc.	727,681	43,144
	Olin Corp.	1,774,397	43,011
	Huntsman Corp.	2,470,276	39,006
	Warrior Met Coal Inc.	816,059	38,942
	Innospec Inc.	388,591	36,819
	Scotts Miracle-Gro Co.	665,438	36,526
	Sylvamo Corp.	519,698	34,856
	Minerals Technologies Inc.	497,315	31,614
	Hawkins Inc.	296,307	31,385
	Chemours Co.	2,264,837	30,643
*	O-I Glass Inc.	2,344,298	26,889
	Quaker Chemical Corp.	212,994	26,328
	Materion Corp.	314,460	25,660
	Greif Inc. Class A	425,615	23,405
*	Ingevity Corp.	566,538	22,429

		Shares	Market Value ($000)
*	Perimeter Solutions Inc.	2,155,168	21,703
*	Alpha Metallurgical Resources Inc.	170,550	21,361
	Stepan Co.	333,771	18,371
*,1	PureCycle Technologies Inc.	2,252,470	15,587
*	Century Aluminum Co.	808,817	15,012
	Kaiser Aluminum Corp.	246,577	14,948
	United States Lime & Minerals Inc.	164,928	14,576
	TriMas Corp.	592,733	13,888
	Worthington Steel Inc.	546,287	13,837
	Tronox Holdings plc	1,818,506	12,802
	SunCoke Energy Inc.	1,319,302	12,138
	Radius Recycling Inc.	407,927	11,781
	Orion SA	900,672	11,646
	Pactiv Evergreen Inc.	611,589	11,015
*	Ecovyst Inc.	1,658,251	10,281
*	Magnera Corp.	555,525	10,088
	Ryerson Holding Corp.	427,309	9,811
	AdvanSix Inc.	421,551	9,548
	Koppers Holdings Inc.	316,953	8,875
*	Ivanhoe Electric Inc.	1,489,545	8,654
*	Metallus Inc.	584,249	7,806
	Myers Industries Inc.	585,087	6,980
*	Aspen Aerogels Inc.	1,053,871	6,734
*	Clearwater Paper Corp.	261,639	6,638
*	Rayonier Advanced Materials Inc.	1,057,654	6,082
*	LSB Industries Inc.	829,475	5,466
	Mativ Holdings Inc.	870,921	5,426
*,1	McEwen Mining Inc.	693,344	5,235
*	Compass Minerals International Inc.	556,046	5,166
	Olympic Steel Inc.	155,027	4,886
	Mercer International Inc.	691,484	4,253
*	Intrepid Potash Inc.	142,472	4,187
*,1	ASP Isotopes Inc.	834,353	3,913
*	Flotek Industries Inc.	462,156	3,850
*	Ranpak Holdings Corp. Class A	693,143	3,757
	Ramaco Resources Inc. Class A	451,971	3,720
*,1	Ginkgo Bioworks Holdings Inc. Class A	637,972	3,636
*	Tredegar Corp.	382,334	2,944
	Greif Inc. Class B	44,832	2,658
*	United States Antimony Corp.	1,198,945	2,638
*	Dakota Gold Corp.	987,701	2,617
*	Idaho Strategic Resources Inc.	180,230	2,579
	Kronos Worldwide Inc.	318,968	2,386
*	Arq Inc.	514,881	2,147
	Trinseo plc	539,567	1,986
	American Vanguard Corp.	447,788	1,970
*	Smith-Midland Corp.	62,702	1,948
*,1	Piedmont Lithium Inc.	280,022	1,764
*	Core Molding Technologies Inc.	111,989	1,702
*	Contango ORE Inc.	148,266	1,514
*	Ascent Industries Co.	110,957	1,405
	Friedman Industries Inc.	94,034	1,400
*,1	US Gold Corp.	144,496	1,313
*	Alto Ingredients Inc.	1,105,435	1,260
*,1	American Battery Technology Co.	1,199,754	1,236
*	Origin Materials Inc.	1,765,926	1,172
	Northern Technologies International Corp.	111,967	1,166
*,1	Hycroft Mining Holding Corp. Class A	235,382	763
*	Gold Resource Corp.	1,389,748	708
*	Solitario Resources Corp.	786,156	472
*	Ampco-Pittsburgh Corp.	180,060	391
*,1	Loop Industries Inc.	332,490	382
*,1	US Goldmining Inc.	26,741	262
*	Paramount Gold Nevada Corp.	319,798	118
*,1	5E Advanced Materials Inc.	26,706	102
	Ramaco Resources Inc. Class B	11,429	81
*	Bolt Projects Holdings Inc.	66,347	20
*	Inno Holdings Inc.	1,532	7
*	N2OFF Inc.	16,703	4
*,2	Novusterra Inc.	68,679	—

		Shares	Market Value ($000)
*,2	American Infrastructure Corp. (XNAS)	29,434	—
*,1,2	American Infrastructure Corp.	117,737	—
*,1,2	ReElement Technologies Corp.	274,719	—
			5,082,883
Real Estate (6.0%)
	Sun Communities Inc.	1,845,775	237,441
	Gaming & Leisure Properties Inc.	4,228,017	215,206
	WP Carey Inc.	3,368,388	212,579
	Equity LifeStyle Properties Inc.	2,943,065	196,302
*	Zillow Group Inc. Class C	2,741,505	187,958
	American Homes 4 Rent Class A	4,887,015	184,778
*	Jones Lang LaSalle Inc.	727,683	180,400
	Omega Healthcare Investors Inc.	4,342,021	165,344
	Lamar Advertising Co. Class A	1,352,307	153,866
	CubeSmart	3,474,945	148,415
	EastGroup Properties Inc.	797,786	140,530
	Rexford Industrial Realty Inc.	3,504,325	137,194
	Agree Realty Corp.	1,648,368	127,238
	Brixmor Property Group Inc.	4,718,976	125,289
	NNN REIT Inc.	2,889,015	123,216
	First Industrial Realty Trust Inc.	2,031,838	109,638
	STAG Industrial Inc.	2,868,940	103,626
	Terreno Realty Corp.	1,531,772	96,839
	Vornado Realty Trust	2,551,745	94,389
	Essential Properties Realty Trust Inc.	2,880,786	94,029
	Healthcare Realty Trust Inc. Class A	5,481,754	92,642
	Americold Realty Trust Inc.	4,034,175	86,573
[1]	Ryman Hospitality Properties Inc.	920,548	84,175
	CareTrust REIT Inc.	2,885,311	82,462
	Cousins Properties Inc.	2,564,354	75,648
	Kite Realty Group Trust	3,363,284	75,237
	Independence Realty Trust Inc.	3,521,266	74,756
	American Healthcare REIT Inc.	2,352,343	71,276
	Phillips Edison & Co. Inc.	1,929,283	70,400
	Macerich Co.	3,824,597	65,668
	Sabra Health Care REIT Inc.	3,628,445	63,389
	SL Green Realty Corp.	1,079,994	62,316
	EPR Properties	1,169,902	61,549
	Rayonier Inc.	2,161,231	60,255
	Tanger Inc.	1,714,370	57,929
*	Compass Inc. Class A	6,412,389	55,980
[1]	Medical Properties Trust Inc.	9,215,654	55,570
	Lineage Inc.	911,291	53,429
	Kilroy Realty Corp.	1,620,847	53,099
	National Health Investors Inc.	693,382	51,213
	Broadstone Net Lease Inc.	2,923,175	49,811
	Highwoods Properties Inc.	1,669,950	49,497
	PotlatchDeltic Corp.	1,092,016	49,272
*	Millrose Properties Inc.	1,847,618	48,980
	COPT Defense Properties	1,734,822	47,309
	Apple Hospitality REIT Inc.	3,444,754	44,472
	Four Corners Property Trust Inc.	1,539,631	44,187
	National Storage Affiliates Trust	1,065,157	41,967
	Douglas Emmett Inc.	2,596,540	41,545
	LXP Industrial Trust	4,526,400	39,153
	Acadia Realty Trust	1,857,051	38,905
	Urban Edge Properties	1,934,923	36,764
*	Zillow Group Inc. Class A	547,592	36,612
*	Cushman & Wakefield plc	3,559,280	36,376
	Curbline Properties Corp.	1,468,353	35,519
	InvenTrust Properties Corp.	1,190,560	34,967
*	Howard Hughes Holdings Inc.	471,372	34,919
	Outfront Media Inc.	2,138,243	34,511
	Park Hotels & Resorts Inc.	3,187,631	34,044
	Sunstone Hotel Investors Inc.	3,120,322	29,362
	St. Joe Co.	589,960	27,699
	Newmark Group Inc. Class A	2,136,399	26,000
	DiamondRock Hospitality Co.	3,240,354	25,016
	Global Net Lease Inc.	3,079,236	24,757

		Shares	Market Value ($000)
	Getty Realty Corp.	789,046	24,602
	LTC Properties Inc.	684,186	24,254
	Elme Communities	1,372,970	23,890
	Innovative Industrial Properties Inc.	441,538	23,883
	Sila Realty Trust Inc.	856,721	22,883
	UMH Properties Inc.	1,143,593	21,385
	JBG SMITH Properties	1,318,168	21,236
	Veris Residential Inc.	1,215,114	20,560
	NETSTREIT Corp.	1,235,146	19,577
	Alexander & Baldwin Inc.	1,132,889	19,520
	Uniti Group Inc.	3,800,650	19,155
	Pebblebrook Hotel Trust	1,845,741	18,697
	RLJ Lodging Trust	2,349,072	18,534
	Xenia Hotels & Resorts Inc.	1,572,294	18,490
	Apartment Investment & Management Co. Class A	2,037,319	17,928
*	Redfin Corp.	1,927,941	17,756
	Empire State Realty Trust Inc. Class A	2,137,742	16,717
	Centerspace	250,923	16,247
	Kennedy-Wilson Holdings Inc.	1,862,981	16,171
	Easterly Government Properties Inc. Class A	1,520,002	16,112
	American Assets Trust Inc.	748,297	15,071
	Piedmont Office Realty Trust Inc. Class A	1,908,718	14,067
	Safehold Inc.	716,061	13,405
	NexPoint Residential Trust Inc.	327,401	12,942
[1]	eXp World Holdings Inc.	1,310,090	12,813
	Marcus & Millichap Inc.	361,308	12,447
	Brandywine Realty Trust	2,706,830	12,072
	Paramount Group Inc.	2,797,840	12,031
	Gladstone Commercial Corp.	689,551	10,329
*	Opendoor Technologies Inc.	10,119,093	10,321
	Plymouth Industrial REIT Inc.	631,938	10,301
	Whitestone REIT	694,591	10,120
	Armada Hoffler Properties Inc.	1,272,352	9,555
	SITE Centers Corp.	734,283	9,428
	Summit Hotel Properties Inc.	1,689,834	9,142
	Global Medical REIT Inc.	968,112	8,471
	Diversified Healthcare Trust	3,491,573	8,380
	Universal Health Realty Income Trust	200,484	8,212
	CTO Realty Growth Inc.	408,187	7,882
	Farmland Partners Inc.	670,500	7,476
*	NET Lease Office Properties	233,768	7,336
	Community Healthcare Trust Inc.	389,530	7,074
	Peakstone Realty Trust	560,210	7,059
	Alexander's Inc.	33,571	7,022
	Saul Centers Inc.	190,897	6,886
	Service Properties Trust	2,590,421	6,761
	Hudson Pacific Properties Inc.	2,202,059	6,496
*	Forestar Group Inc.	304,241	6,432
*	FRP Holdings Inc.	210,761	6,021
	CBL & Associates Properties Inc.	225,435	5,992
*	Tejon Ranch Co.	377,881	5,989
	One Liberty Properties Inc.	227,795	5,984
	Chatham Lodging Trust	785,722	5,602
	Gladstone Land Corp.	520,969	5,481
*	Anywhere Real Estate Inc.	1,620,126	5,395
	Postal Realty Trust Inc. Class A	322,435	4,604
	RMR Group Inc. Class A	251,534	4,188
	BRT Apartments Corp.	211,676	3,599
	Alpine Income Property Trust Inc.	196,945	3,293
	Industrial Logistics Properties Trust	946,492	3,256
	City Office REIT Inc.	572,275	2,970
	FrontView REIT Inc.	227,413	2,909
	Modiv Industrial Inc. Class C	178,946	2,872
*	Seaport Entertainment Group Inc.	123,093	2,643
	Equity Commonwealth	1,585,721	2,553
*	RE/MAX Holdings Inc. Class A	298,475	2,498
	Franklin Street Properties Corp.	1,341,324	2,388
*	Maui Land & Pineapple Co. Inc.	133,995	2,354
	NexPoint Diversified Real Estate Trust	606,739	2,324
	Braemar Hotels & Resorts Inc.	895,611	2,230

		Shares	Market Value ($000)
*	Seritage Growth Properties Class A	645,648	2,085
*	Douglas Elliman Inc.	1,030,775	1,773
*	Stratus Properties Inc.	94,932	1,685
	Orion Properties Inc.	700,552	1,499
*	Star Holdings	169,976	1,447
*	AMREP Corp.	56,666	1,136
	Strawberry Fields REIT Inc.	81,729	973
	Clipper Realty Inc.	225,016	864
	Global Self Storage Inc.	170,573	860
	Bluerock Homes Trust Inc.	54,970	625
*,1	Rafael Holdings Inc. Class B	274,981	514
*	Transcontinental Realty Investors Inc.	17,849	499
*	Comstock Holding Cos. Inc. Class A	52,330	451
*	Ashford Hospitality Trust Inc.	56,500	405
[1]	Mackenzie Realty Capital Inc.	247,105	371
	Office Properties Income Trust	743,688	339
*	Sotherly Hotels Inc.	298,937	209
*,1	Offerpad Solutions Inc.	114,771	191
*	American Realty Investors Inc.	14,699	161
*	Altisource Portfolio Solutions SA	186,743	127
	Generation Income Properties Inc.	73,862	118
	InnSuites Hospitality Trust	51,409	116
*,1	JW Mays Inc.	2,534	97
*	InterGroup Corp.	7,864	95
*	Fathom Holdings Inc.	102,907	91
*	CKX Lands Inc.	5,488	65
*,2	Spirit MTA REIT	653,668	59
*	Power REIT	36,007	40
*	New Concept Energy Inc.	48,067	37
	Medalist Diversified REIT Inc.	1,985	25
*,1	Alset Inc.	21,638	21
*	American Strategic Investment Co.	1,328	15
*,1	Avalon GloboCare Corp.	2,301	11
[1]	Creative Media & Community Trust Corp.	19,043	5
*	Presidio Property Trust Inc. Class A	5,005	3
*,1	Safe & Green Development Corp.	2,192	3
			6,068,775
Utilities (2.0%)
	Essential Utilities Inc.	3,882,596	153,479
	OGE Energy Corp.	3,095,283	142,259
*	Talen Energy Corp.	707,206	141,208
	National Fuel Gas Co.	1,394,912	110,463
	UGI Corp.	3,308,099	109,399
	IDACORP Inc.	820,913	95,406
	New Jersey Resources Corp.	1,533,617	75,239
	Portland General Electric Co.	1,671,469	74,548
	TXNM Energy Inc.	1,379,900	73,797
	Spire Inc.	897,010	70,191
	Black Hills Corp.	1,105,978	67,078
	Southwest Gas Holdings Inc.	924,295	66,364
	ONE Gas Inc.	876,648	66,266
	Ormat Technologies Inc.	879,429	62,237
	ALLETE Inc.	896,103	58,874
	Northwestern Energy Group Inc.	934,567	54,083
	MDU Resources Group Inc.	3,107,487	52,548
	Avista Corp.	1,229,793	51,491
	Otter Tail Corp.	639,251	51,377
	MGE Energy Inc.	551,429	51,261
	American States Water Co.	577,595	45,445
	Chesapeake Utilities Corp.	347,463	44,625
	California Water Service Group	919,254	44,547
	Clearway Energy Inc. Class C	1,327,776	40,192
*	Hawaiian Electric Industries Inc.	2,698,651	29,550
	Northwest Natural Holding Co.	620,210	26,495
	SJW Group	470,796	25,748
*,1	Oklo Inc. Class A	1,122,592	24,282
	Middlesex Water Co.	278,335	17,841
	Unitil Corp.	248,939	14,361
	Clearway Energy Inc. Class A	502,878	14,312

		Shares	Market Value ($000)
	York Water Co.	222,239	7,707
[1]	Consolidated Water Co. Ltd.	242,839	5,947
	Genie Energy Ltd. Class B	336,009	5,057
*	Altus Power Inc. Class A	929,520	4,601
	Artesian Resources Corp. Class A	128,469	4,195
*	Pure Cycle Corp.	368,343	3,857
	RGC Resources Inc.	137,279	2,865
*	Montauk Renewables Inc.	1,036,311	2,166
*	Cadiz Inc.	721,683	2,115
	Global Water Resources Inc.	174,091	1,795
*,1	Sunnova Energy International Inc.	1,704,747	634
*	Spruce Power Holding Corp.	198,962	479
			1,996,384
Total Common Stocks (Cost $85,687,284)			100,986,337
Preferred Stocks (0.0%)
*,1,2	Next Bridge Hydrocarbons Inc. Preference Shares	902,467	—
*,2	BTCS Inc. Preference Shares	87,854	—
Total Preferred Stocks (Cost $2,613)			—
Rights (0.0%)
*,2	Frequency Therapeutics Inc. CVR	448,505	879
*,2	Tobira Therapeutics Inc. CVR Exp. 12/31/28	87,894	398
*,2	Inhibrx Inc. CVR	396,851	257
*,1,2	Palisade Bio Inc. CVR	238,902	229
*,2	Spectrum Pharmaceuticals Inc. CVR	2,524,293	206
*,2	Imara Inc. CVR	140,767	127
*,2	Surface Oncology Inc. CVR	579,706	54
*,2	Gyre Therapeutics Inc. CVR	475,977	48
*,2	Miromatrix Medical Inc. CVR	280,666	39
*,2	Adamas Pharmaceuticals Inc. CVR	527,854	32
*,2	Chinook Therapeutics Inc. CVR	150,640	28
*,2	Landos Biopharma Inc. CVR	8,191	21
*,1,2	Oncternal Therapeutics Inc. CVR	19,268	20
*	Ligand Pharmaceuticals Inc. General CVR	395,811	12
*,1,2	Miragen Therapeutics Inc. CVR	330,960	7
*,2	Qualigen Therapeutics Inc. CVR	91,096	6
*,2	F-star Therapeutics Inc. CVR	81,676	6
*,2	Q32 Bio Inc. CVR	535,943	5
*,2	Alexza Pharmaceuticals Inc. CVR	128,704	4
*,1,2	Seelos Therapeutics Inc. CVR	5,736	3
*,2	Dianthus Therapeutics Inc. CVR	545,859	3
*	Ligand Pharmaceuticals Inc. Roche CVR	395,811	2
*,2	Ocuphire Pharma Inc. CVR	13,673	2
*,1,2	CinCor Pharma Inc. CVR	832	2
*	Ligand Pharmaceuticals Inc. Glucagon CVR	395,811	1
*,2	Ambit Biosciences Corp. CVR	22,388	—
*,2	MetaVia Inc. CVR	5,194	—
*,2	Xeris Biopharma Holdings Inc. CVR	687,671	—
*,2	Pineapple Energy Inc. CVR	30,377	—
*,2	Carisma Therapeutics Inc. CVR	2,671,362	—
*,1,2	Spyre Therapeutics Inc. CVR	632,341	—
*,2	Neurogene Inc. CVR	95,916	—
*,2	Traws Pharma Inc. CVR	321,970	—
*,2	Tectonic Therapeutic Inc. CVR	44,790	—
*,1,2	TuHURA Biosciences Inc. CVR	12,455	—
*,1,2	Pieris Pharmaceuticals Securities Corp. CVR	11,069	—
Total Rights (Cost $2,393)			2,391
Warrants (0.0%)
*	Serina Therapeutics Inc. Exp. 7/31/25	4,479	—
*	M-Tron Industries Inc. Exp. 2/28/28	35,560	—
Total Warrants (Cost $—)			—

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (1.8%)
Money Market Fund (1.8%)
[4,5]	Vanguard Market Liquidity Fund (Cost $1,821,105)	4.342%	18,225,140	1,822,332
Total Investments (101.5%) (Cost $87,513,395)				102,811,060
Other Assets and Liabilities—Net (-1.5%)				(1,469,937)
Net Assets (100%)				101,341,123
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,237,033.
2	Security value determined using significant unobservable inputs.
3	Restricted securities totaling $217, representing 0.0% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $1,427,650 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	June 2025	116	45,100	(1,111)
E-mini Russell 2000 Index	June 2025	1,791	181,527	(4,190)
E-mini S&P 500 Index	June 2025	88	24,874	(171)
E-mini S&P Mid-Cap 400 Index	June 2025	190	55,833	(228)
				(5,700)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
BILL Holdings Inc.	8/29/25	BANA	4,692	(4.337)	—	(807)
Chewy Inc. Class A	1/30/26	GSI	10,242	(4.337)	—	(181)
Magnolia Oil & Gas Corp. Class A	8/29/25	BANA	16,059	(4.337)	1,318	—
					1,318	(988)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At March 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $576 in connection with open over-the-counter swap contracts.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	100,983,685	217	2,435	100,986,337
Preferred Stocks	—	—	—	—
Rights	15	—	2,376	2,391
Warrants	—	—	—	—
Temporary Cash Investments	1,822,332	—	—	1,822,332
Total	102,806,032	217	4,811	102,811,060

Derivative Financial Instruments
Assets
Swap Contracts	—	1,318	—	1,318
Liabilities
Futures Contracts[1]	(5,700)	—	—	(5,700)
Swap Contracts	—	(988)	—	(988)
Total	(5,700)	(988)	—	(6,688)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.